MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.







FUND LOGO







Semi-Annual Report

December 31, 1996





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper





MERRILL LYNCH MUNICIPAL BOND FUND, INC.



Officers and
Directors

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary


Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863




DEAR SHAREHOLDER


The Municipal Market Environment
Long-term tax-exempt bond yields moved slightly lower during the three-month period ended December 31, 1996. As measured by the Bond Buyer Revenue Bond Index, yields on A-rated uninsured municipal revenue bonds declined an additional 8 basis points (0.08%) to end the 1996 calendar year at 5.92%. Tax-exempt bond yields initially had declined to approximately 5.80% by late November. However, Federal Reserve Board Chairman Alan Greenspan's comments regarding possible excesses in the US equity market and an "uncertain" inflationary outlook rekindled investors' earlier concerns and fixed-income interest rates rose for the remainder of the three-month period. US Treasury bond yields exhibited a more significant decline during the December quarter, falling approximately 35 basis points to 6.54% at December 31, 1996.

Much of the tax-exempt bond market's strong technical position--one of the primary reasons for the improvement in municipal bond yields in 1996--remained intact. Over the last year, approximately $180 billion in long-term municipal securities was issued, an increase of approximately 15% versus the same period a year ago. Much of this increase was the result of issuers seeking to refinance their existing higher-couponed debt as interest rates declined in 1995 and early 1996. As interest rates rose, these financings became increasingly economically impractical and issuance declined. Over the last six months, approximately $90 billion in long-term tax-exempt securities was underwritten, essentially unchanged versus the comparable period a year earlier. Over the last three months, $53 billion in tax-exempt securities was issued, also unchanged versus the December 31, 1995 quarter. The municipal bond market's recent underperformance relative to Treasury issues was the result of a number of factors. Among other things, as tax-exempt bond yields declined below 6% this past quarter, as in the past, some investors temporarily have lost interest in the municipal bond market. As interest rates continue to decline, as they did at the end of 1994 and throughout 1995, investors quickly adjust to the new levels.

In addition, the Presidential and Congressional elections this past November resurrected some investor concerns regarding continued Federal deficit reduction and potential legislative restrictions upon the municipal bond market. This situation is similar to that at the beginning of 1996 when tax-exempt bond yields were negatively impacted by speculation that legislation reducing the tax advantages of municipal bonds would be introduced to aid further deficit reductions. Also, earlier fears that the Democratic party could regain control of both houses of Congress, as well as maintain the White House, may have caused some investors to wait until after the election before allocating investment funds into the municipal bond market.

However, the US Treasury bond market's recent relatively strong performance resulted in municipal bonds becoming a particularly attractive investment alternative. At current levels, long-term tax-exempt revenue bonds yield over 90% of comparable US Treasury bond yields. Current levels make tax-advantaged products more attractive than they were mid-year when yield ratios had declined to approximately 85%. For example, to an investor in the maximum Federal income tax bracket, current tax-exempt bond yields represent a taxable equivalent yield of approximately 9.75%.

Looking forward, the supply of new bond issuance for 1997 is expected to be very similar to that of 1996, with most annual estimates falling in the $170 billion--$175 billion range. Investor demand is also expected to remain strong, with 1997 total municipal redemptions (refundings, maturities and coupon payments) in the $175 billion--$185 billion range. This overall balance suggests that the positive technical backdrop the municipal bond market enjoyed in 1996 could continue in 1997. However, it is likely that seasonal factors will temporally distort this overall balanced technical scenario. During periods of reduced bond issuance, such as January and July on a historical basis, the ease and ability to purchase tax-advantaged products at their current attractive levels may be greatly restricted.


Portfolio Strategy

Insured Portfolio and National Portfolio
The Insured Portfolio and National Portfolio remain committed to portfolio strategies aimed at seeking to achieve high current income and price appreciation. During the December quarter, we witnessed a volatile fixed-income arena where weekly market swings emerged based on the most recent economic data releases. However, the volatility created opportunity in the form of a fairly well-defined trading range. Long-term municipal bonds traded in a range that yielded between 5.50%--6.00%. Therefore, our strategy was to capitalize on trading on these price swings until economic news leads us to believe that we may break out one way or the other. We expect a short-term resolution in which interest rates may move slightly higher. As the high-yield end of the range approaches, we have spent some cash reserves to position the Portfolios slightly more aggressively. Previous purchases were concentrated on more defensive issues. However, should the market regain its positive momentum, we look to continue to trade on price swings to seek to enhance the Portfolios' net asset valuations.

Limited Maturity Portfolio
During the December quarter, the Limited Maturity Portfolio remained close to fully invested on the belief that Federal Reserve Board policy would remain unchanged. The Portfolio closed the three-month period ended December 31, 1996 with cash reserves of just over 5% of net assets and an average portfolio maturity of 22 months. Purchases of new securities were concentrated in the three-year--four-year sector in order to seek to enhance price appreciation and total return. Although the long-term marketplace experienced considerable volatility during the December quarter, the short end of the yield curve actually performed quite well. In fact, for the month of December short-term municipal bonds outperformed their taxable counterparts as lack of supply forced investors to pay relatively expensive prices for securities. Thus, our moderately aggressive strategy served to enhance the Fund's performance during the December quarter.


Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President




(Kenneth A. Jacob)
Kenneth A. Jacob
Vice President and Portfolio Manager




(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager

January 31, 1997




PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





PERFORMANCE DATA (continued)


Recent
Performance
Results*
                                                                                          12 Month     3 Month    Standardized
                                                      12/31/96     9/30/96   12/31/95     % Change     % Change   30-Day Yield
Insured Portfolio Class A Shares                       $ 8.07      $ 8.00     $ 8.25       -2.18%       +0.88%         4.84%
Insured Portfolio Class B Shares                         8.07        7.99       8.24       -2.06        +1.00          4.28
Insured Portfolio Class C Shares                         8.07        8.00       8.25       -2.18        +0.88          4.22
Insured Portfolio Class D Shares                         8.07        8.00       8.25       -2.18        +0.88          4.60
National Portfolio Class A Shares                       10.33       10.24      10.44       -1.05        +0.88          4.96
National Portfolio Class B Shares                       10.33       10.24      10.44       -1.05        +0.88          4.40
National Portfolio Class C Shares                       10.33       10.24      10.44       -1.05        +0.88          4.36
National Portfolio Class D Shares                       10.34       10.25      10.45       -1.05        +0.88          4.72
Limited Maturity Portfolio Class A Shares                9.94        9.93       9.98       -0.40        +0.10          3.69
Limited Maturity Portfolio Class B Shares                9.94        9.93       9.98       -0.40        +0.10          3.37
Limited Maturity Portfolio Class C Shares                9.91        9.90      10.00       -0.90        +0.10          3.36
Limited Maturity Portfolio Class D Shares                9.94        9.93       9.98       -0.40        +0.10          3.59
Insured Portfolio Class A Shares--Total Return                                             +3.43(1)     +2.32(2)
Insured Portfolio Class B Shares--Total Return                                             +2.77(3)     +2.25(4)
Insured Portfolio Class C Shares--Total Return                                             +2.59(5)     +2.10(6)
Insured Portfolio Class D Shares--Total Return                                             +3.17(7)     +2.25(8)
National Portfolio Class A Shares--Total Return                                            +4.93(9)     +2.38(10)
National Portfolio Class B Shares--Total Return                                            +4.14(11)    +2.18(12)
National Portfolio Class C Shares--Total Return                                            +4.09(13)    +2.17(14)
National Portfolio Class D Shares--Total Return                                            +4.67(15)    +2.31(16)
Limited Maturity Portfolio Class A Shares--Total Return                                    +3.72(17)    +1.28(18)
Limited Maturity Portfolio Class B Shares--Total Return                                    +3.35(19)    +1.18(20)
Limited Maturity Portfolio Class C Shares--Total Return                                    +2.80(21)    +1.18(22)
Limited Maturity Portfolio Class D Shares--Total Return                                    +3.62(23)    +1.25(24)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.448 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.123 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.387 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.106 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.383 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.105 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.428 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.118 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.602 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.164 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.524 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.143 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.519 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.142 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.577 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.157 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.404 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.124 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.368 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.114 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.364 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.113 per share ordinary income dividends.
(23)Percent change includes reinvestment of $0.394 per share ordinary income dividends.
(24)Percent change includes reinvestment of $0.121 per share ordinary income dividends.

Performance
Summary--
Class A Shares
                   1/1-12/31 Beginning/Ending Net Asset Value       Dividends Paid*                    % Change**
Period                                            Limited                         Limited                           Limited
Covered              Insured       National       Maturity   Insured   National   Maturity   Insured    National    Maturity
10/21/77-12/31/77  $9.80/9.80         --             --      $ 0.09        --         --      + 0.94%       --         --
1978                9.80/8.97         --             --        0.48        --         --      - 3.69        --         --
1979++              8.97/8.39   $ 9.60/9.60    $ 9.90/9.88     0.53     $ 0.11      $0.10     - 0.77     + 1.17%      +0.86%
1980                8.39/6.86     9.60/8.54      9.88/9.74     0.60       0.79       0.64     -11.46     - 3.00       +5.14
1981                6.86/5.66     8.54/7.34      9.74/9.78     0.65       0.90       0.77     - 8.49     - 3.82       +8.64
1982                5.66/6.81     7.34/8.71      9.78/9.89     0.67       0.93       0.80     +33.96     +33.16       +9.67
1983                6.81/6.97     8.71/9.01      9.89/9.76     0.65       0.89       0.67     +12.20     +14.04       +5.57
1984                6.97/6.88     9.01/8.96      9.76/9.74     0.65       0.90       0.67     + 8.49     +10.00       +6.91
1985                6.88/7.53     8.96/9.86      9.74/9.75     0.64       0.88       0.63     +19.56     +20.76       +6.71
1986                7.53/8.18     9.86/10.67     9.75/9.90     0.61(1)    1.01(1)    0.56     +17.24     +19.08       +7.47
1987                8.18/7.56    10.67/9.76      9.90/9.68     0.68(2)    0.86(2)    0.53(2)  + 0.86     - 0.40       +3.18
1988                7.56/7.79     9.76/10.11     9.68/9.68     0.57       0.76       0.56     +10.92     +11.71       +5.90
1989                7.79/7.94    10.11/10.25     9.68/9.74     0.57       0.75       0.59     + 9.49     + 9.11       +6.93
1990                7.94/7.86    10.25/10.09     9.74/9.72     0.61(3)    0.73       0.60     + 7.07     + 5.85       +6.11
1991                7.86/8.18    10.09/10.49     9.72/9.88     0.60(4)    0.82(4)    0.54     +12.07     +12.58       +7.39
1992                8.18/8.27    10.49/10.55     9.88/9.97     0.63(5)    0.89(5)    0.45     + 9.04     + 9.35       +5.62
1993                8.27/8.60    10.55/10.91     9.97/10.01    0.71(6)    0.94(6)    0.38     +12.85     +12.59       +4.30
1994                8.60/7.43    10.91/9.40     10.01/9.77     0.60(7)    0.81(7)    0.37     - 6.76     - 6.55       +1.35
1995                7.43/8.25     9.40/10.44     9.77/9.98     0.45       0.60       0.38     +17.43     +17.83       +6.13
1996                8.25/8.07    10.44/10.33     9.98/9.94     0.45       0.60       0.40     + 3.43     + 4.93       +3.72
                                                             ------     ------      -----
                                                       Total $11.44     $14.17      $9.64

                                                     Cumulative total return as of 12/31/96: +265.92%** +366.54%**  +167.60%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results would be lower if sales charge was included.
 ++For National and Limited Maturity Portfolios, period covered is from 11/02/79 to 12/31/79.
(1)Includes capital gains of $0.011 and $0.178 for the Insured and National Portfolios, respectively.
(2)Includes capital gains of $0.098, $0.073 and $0.012 for the Insured, National and Limited Maturity Portfolios, respectively.
(3)Includes capital gains of $0.064 for the Insured Portfolio.
(4)Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(5)Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(6)Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(7)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.

Performance
Summary--
Class B Shares
                   1/1-12/31 Beginning/Ending Net Asset Value       Dividends Paid*                    % Change**
Period                                           Limited                           Limited                           Limited
Covered             Insured        National     Maturity***  Insured   National   Maturity*** Insured    National   Maturity***
10/21/88--12/31/88 $7.81/7.78   $10.14/10.11         --       $0.11      $0.14         --      + 0.97%    + 1.08%      --
1989                7.78/7.94    10.11/10.25         --        0.51       0.67         --      + 8.81     + 8.29       --
1990                7.94/7.86    10.25/10.09         --        0.55(1)    0.66         --      + 6.28     + 5.05       --
1991                7.86/8.17    10.09/10.49         --        0.54(2)    0.75(2)      --      +11.10     +11.74       --
1992                8.17/8.27    10.49/10.55   $ 9.93/9.97     0.56(3)    0.81(3)    $0.06     + 8.35     + 8.53      +1.05%
1993                8.27/8.59    10.55/10.90     9.97/10.01    0.64(4)    0.85(4)     0.35     +11.88     +11.65      +3.93
1994                8.59/7.43    10.90/9.39     10.01/9.77     0.53(5)    0.73(5)     0.34     - 7.36     - 7.27      +1.03
1995                7.43/8.24     9.39/10.44     9.77/9.98     0.39       0.52        0.34     +16.41     +17.07      +5.75
1996                8.24/8.07    10.44/10.33     9.98/9.94     0.39       0.52        0.37     + 2.77     + 4.14      +3.35
                                                              -----      -----       -----
                                                        Total $4.22      $5.65       $1.46

                                                       Cumulative total return as of 12/31/96: +74.31%**  +76.03%**  +15.96%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
***Limited Maturity Portfolio commenced operations on 11/02/92.
(1)Includes capital gains of $0.064 for the Insured Portfolio.
(2)Includes capital gains of $0.058 and $0.060 for the Insured and National Portfolios, respectively.
(3)Includes capital gains of $0.084 and $0.130 for the Insured and National Portfolios, respectively.
(4)Includes capital gains of $0.181 and $0.157 for the Insured and National Portfolios, respectively.
(5)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.

Performance
Summary--
Class C Shares
                   1/1-12/31 Beginning/Ending Net Asset Value       Dividends Paid*                    % Change**
Period                                            Limited                         Limited                           Limited
Covered             Insured        National       Maturity   Insured   National   Maturity   Insured    National    Maturity
10/21/94-12/31/94  $7.68/7.43   $ 9.85/9.40    $ 9.83/9.77    $0.22(1)   $0.31(1)    $0.07     - 0.41%    - 1.39%     +0.11%
1995                7.43/8.25     9.40/10.44     9.77/10.00    0.38       0.52        0.34     +16.50     +16.89      +5.92
1996                8.25/8.07    10.44/10.33    10.00/9.91     0.38       0.52        0.36     + 2.59     + 4.09      +2.80
                                                              -----      -----       -----
                                                        Total $0.98      $1.35       $0.77

                                                       Cumulative total return as of 12/31/96: +19.03%**  +19.98%**   +9.01%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charges; results would be lower if sales charge was deducted.
(1)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.


Performance
Summary--
Class D Shares
                   1/1-12/31 Beginning/Ending Net Asset Value       Dividends Paid*                    % Change**
Period                                            Limited                         Limited                           Limited
Covered             Insured        National       Maturity   Insured   National   Maturity   Insured    National    Maturity
10/21/94--12/31/94 $7.68/7.43   $ 9.85/9.40     $9.83/9.77    $0.23(1)   $0.32(1)    $0.07     - 0.30%    - 1.29%     +0.13%
1995                7.43/8.25     9.40/10.45     9.77/9.98     0.43       0.57        0.37     +17.14     +17.65      +6.03
1996                8.25/8.07    10.45/10.34     9.98/9.94     0.43       0.58        0.39     + 3.17     + 4.67      +3.62
                                                              -----      -----       -----
                                                        Total $1.09      $1.47       $0.83

                                                       Cumulative total return as of 12/31/96: +20.49%**  +21.56%**  +10.00%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges;results would be lower if sales charge was included.
(1)Includes capital gains of $0.141 and $0.209 for the Insured and National Portfolios, respectively.

Average Annual
Total Returns



Insured Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.43%         -0.71%
Five Years Ended 12/31/96                  +6.86          +5.99
Ten Years Ended 12/31/96                   +7.43          +7.00

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/96                        +2.77%         -1.15%
Five Years Ended 12/31/96                  +6.08          +6.08
Inception (10/21/88) through 12/31/96      +7.02          +7.02

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/96                        +2.59%         +1.61%
Inception (10/21/94) through 12/31/96      +8.26          +8.26

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.17%         -0.96%
Inception (10/21/94) through 12/31/96      +8.87          +6.86

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.





PERFORMANCE DATA (concluded)


Average Annual
Total Returns
(concluded)



National Portfolio

                                     % Return Without % Return With
Class A Shares*                         Sales Charge   Sales Charge**

Year Ended 12/31/96                        +4.93%         +0.73%
Five Years Ended 12/31/96                  +7.30          +6.43
Ten Years Ended 12/31/96                   +7.48          +7.04

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/96                        +4.14%         +0.18%
Five Years Ended 12/31/96                  +6.50          +6.50
Inception (10/21/88) through 12/31/96      +7.14          +7.14

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.

                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/96                        +4.09%         +3.10%
Inception (10/21/94) through 12/31/96      +8.65          +8.65

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +4.67%         +0.48%
Inception (10/21/94) through 12/31/96      +9.30          +7.29

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.





Limited Maturity Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.72%         +2.68%
Five Years Ended 12/31/96                  +4.21          +4.00
Ten Years Ended 12/31/96                   +5.05          +4.94

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/96                        +3.35%         +2.35%
Inception (11/2/92) through 12/31/96       +3.62          +3.62

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/96                        +2.80%         +1.81%
Inception (10/21/94) through 12/31/96      +4.01          +4.01

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.62%         +2.58%
Inception (10/21/94) through 12/31/96      +4.44          +3.96

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.






Portfolio
Abbreviations


To simplify the listings of
Merrill Lynch Municipal
Bond Fund, Inc.'s portfolio
holdings in the Schedule of
Investments, we have
abbreviated the names of
many of the securities
according to the list at right.

AMT           Alternative Minimum Tax (Subject to)
BAN           Bond Anticipation Notes
COP           Certificates of Participation
DATES         Daily Adjustable Tax-Exempt Securities
EDA           Economic Development Authority
GO            General Obligation Bonds
HDA           Housing Development Authority
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
INFLOS        Inverse Floating Rate Municipal Bonds
LEVRRS        Leveraged Reverse Rate Securities
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
RIB           Residual Interest Bonds
S/F           Single-Family
TAN           Tax Anticipation Notes
TRAN          Tax Revenue Anticipation Notes
UPDATES       Unit Priced Demand Adjustable
              Tax-Exempt Securities
UT            Unlimited Tax
VRDN          Variable Rate Demand Notes




SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                  Municipal Bonds                                                                          Insured Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Alabama--0.6%     AAA       Aaa      $ 4,735    Alabama Housing Finance Authority, S/F Home
                                                Mortgage Revenue Bonds, Series A, AMT, 6.80% due
                                                4/01/2025 (b)                                                     $    4,952
                  AAA       Aaa        1,625    Alabama Water Pollution Control Authority, Revolving
                                                Fund Loan, Series A, 6.75% due 8/15/2017 (b)                           1,803
                  AAA       Aaa        1,250    Mobile, Alabama, GO, Refunding and Capital Improvement
                                                Bonds, 10.875% due 11/01/2007 (c)                                      1,706
                  AAA       Aaa        6,000    Montgomery, Alabama, Special Care Facilities Financing
                                                Authority Revenue Bonds (Baptist Medical Center),
                                                Series A, 5.75% due 1/01/2022 (h)                                      6,026


Alaska--0.7%                                    Kenai Peninsula Borough, Alaska, GO (b):
                  AAA       Aaa        6,450       8.40% due 1/01/2000                                                 7,177
                  AAA       Aaa        8,460       8.40% due 1/01/2001                                                 9,658

Arizona--1.3%     AAA       Aaa        6,750    Arizona State Municipal Financing Program, COP,
                                                Series 34, 7.25% due 8/01/2009 (g)                                     8,044
                  AAA       Aaa        3,800    Maricopa County, Arizona, IDA, Health Facilities Revenue
                                                Bonds (Saint Joseph's Care Center Project), Series A, 7.75%
                                                due 7/01/2020 (e)                                                      4,237
                  AAA       Aaa        4,000    Maricopa County, Arizona, IDA, Hospital Facility Revenue
                                                Refunding Bonds (Samaritan Health Services), Series A, 7% due
                                                12/01/2013 (e)                                                         4,395
                  AAA       Aaa        7,000    Maricopa County, Arizona, Unified School District No.097,
                                                (Deer Valley Project), UT, 1986 Series E, 10% due 7/01/2000 (h)        8,271
                  AAA       Aaa        5,000    Pima County, Arizona, Unified School Distric No. 1
                                                (Tucson), UT, Series C, 6.875% due 7/01/2001 (a) (e)                   5,544


California--1.9%  AAA       Aaa       12,200    Los Angeles County, California, Metropolitan Transportation
                                                Authority, Sales Tax Revenue Refunding Bonds, Proposition A
                                                (Second Tier), 6% due 7/01/2026 (e)                                   12,683
                  AAA       Aaa       10,500    Metropolitan Water District, Southern California, Waterworks
                                                Revenue Refunding Bonds, Series B, 4.75% due 7/01/2021 (e)             9,331
                  AAA       Aaa        8,800    Northern California Power Agency, Multiple Capital Facilities
                                                Revenue Bonds, RIB, 9.045% due 9/02/2025 (d) (e)                      10,296
                  AAA       Aaa        5,900    Oakland, California, Redevelopment Agency, Refunding Bonds,
                                                INFLOS, 8.219% due 9/01/2019 (d) (e)                                   6,084
                  AAA       Aaa        5,000    University of California Revenue Bonds (Multiple Purpose
                                                Projects), Series D, 6.375% due 9/01/2024 (e)                          5,352


Colorado--1.3%    AAA       Aaa       10,000    Denver, Colorado, City and County Airport Revenue Refunding
                                                Bonds, Series D, 5.50% due 11/15/2025 (e)                              9,745
                                                Louisiana Plata County, Colorado, School District No. 9 &
                                                R Durango, UT (h):
                  AAA       Aaa        3,410       6.60% due 11/01/2002 (a)                                            3,792
                  AAA       Aaa          590       6.60% due 11/01/2017                                                  644
                                                Municipal Subdistrict Northern Colorado, Water Conservancy
                                                District, Revenue Refunding Bonds, Series F (b):
                  AAA       Aaa        4,470       6.15% due 12/01/2005                                                4,924
                  AAA       Aaa        4,250       6.25% due 12/01/2006                                                4,721
                  AAA       Aaa        5,055       6.35% due 12/01/2007                                                5,655

SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                  Municipal Bonds                                                                          Insured Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Connecticut--1.0% AAA       Aaa     $ 20,000    Connecticut State Health and Educational Facilities Authority,
                                                Revenue Refunding Bonds (Yale-New Haven Hospital Issue),
                                                Series H, 5.70% due 7/01/2025 (e)                                 $   19,944
                  AAA       Aaa        2,470    Connecticut State Special Tax Obligation Revenue Bonds,
                                                Series B, 6% due 10/01/2005 (e)                                        2,681


Delaware--0.5%    AAA       Aaa        6,000    Delaware State, EDA, PCR, Refunding (Delmarva Power and
                                                Light Company), Series B, 7.30% due 3/01/2014 (e)                      6,565
                  AAA       Aaa        3,750    Delaware State Health Facilities Authority, Crossover Revenue
                                                Refunding Bonds (Medical Center of Delaware), 7% due
                                                10/01/2015 (e)                                                         4,048


Florida--2.9%     A1+       VMIG1++    1,000    Dade County, Florida, Water and Sewer System Revenue Bonds,
                                                VRDN, 1% due 10/05/2022 (f) (h)                                        1,000
                  AAA       Aaa        5,000    Florida State Division, Board of Finance, Department of
                                                General Services Revenue Bonds (Department of Natural Resource
                                                Preservation), Series 2000-A, 6.75% due 7/01/2013 (b)                  5,486
                  AAA       Aaa       11,000    Florida State Turnpike Authority, Turnpike Revenue Refunding
                                                Bonds, Series A, 5% due 7/01/2015 (h)                                 10,270
                  AAA       Aaa          500    Jacksonville, Florida, Health Facilities Authority, Hospital
                                                Revenue Refunding and Improvement Bonds (Baptist Medical Center
                                                Project), 11.50% due 10/01/2012 (c)                                      822
                  AAA       Aaa       10,000    Lee County, Florida, Hospital Board of Directors, Hospital
                                                Revenue INFLOS, 9.418% due 4/01/2020 (d) (e)                          11,413
                  AAA       Aaa       16,700    Martin County, Florida, PCR, Refunding (Florida Power and
                                                Light Company Project), 7.30% due 7/01/2020 (e)                       18,393
                  AAA       Aaa        5,790    Orange County, Florida, Health Facilities Authority Revenue
                                                Hospital (Orlando Regional Healthcare), Series A, 6.25% due
                                                10/01/2006 (e)                                                         6,366
                  AAA       Aaa        3,950    Orange County, Florida, HFA, Mortgage Revenue Refunding
                                                Bonds, Series A, 7.60% due 1/01/2024 (h) (j)                           4,192
                  AAA       Aaa        2,850    South Broward Hospital District, Florida, Hospital Revenue
                                                Bonds, RIB, Series C, 9.592% due 5/01/2001 (a) (b) (d)                 3,431
                  AAA       Aaa        2,000    Tampa, Florida, Water and Sewer Revenue Refunding Bonds,
                                                Sub-Lien, Series A, 7.25% due 10/01/2016 (b)                           2,098
                  AAA       Aaa        2,240    West Coast Regional Water Supply Authority, Florida,
                                                Capital Improvement Revenue Bonds (Hillsborough County Project),
                                                10.40% due 10/01/2010 (a) (b)                                          3,181

Georgia--3.9%                                   Atlanta, Georgia, Airport Facilities Revenue Refunding
                                                Bonds (b):
                  AAA       Aaa       17,220       6.25% due 1/01/2005                                                18,839
                  AAA       Aaa        7,805       6.50% due 1/01/2006                                                 8,699
                  AAA       Aaa        5,000       6.50% due 1/01/2007                                                 5,589
                  AAA       Aaa       13,750    Atlanta, Georgia, Water and Sewer Revenue Refunding Bonds,
                                                4.75% due 1/01/2023 (e)                                               12,108
                  A1+       VMIG1++    2,500    Burke County, Georgia, Development Authority, PCR
                                                (Oglethorpe Power Corporation), VRDN, Series A,
                                                4% due 1/01/2016 (f) (h)                                               2,500
                  AAA       Aaa        5,500    Chatam County, Georgia, School District, UT, 6.75%
                                                due 8/01/2003 (a) (e)                                                  6,273
                  AAA       Aaa       20,000    Georgia Municipal Electric Authority, Power Revenue
                                                Bonds, Series EE, 7% due 1/01/2025 (b)                                24,195
                  AAA       Aaa        9,000    Municipal Electric Authority, Georgia, Special
                                                Obligation Bonds (Fifth Crossover Series, Project One),
                                                6.40% due 1/01/2013 (b)                                                9,915


Hawaii--3.1%                                    Hawaii State Airport System Revenue Bonds:
                  AAA       Aaa       21,795       AMT, 7.30% due 7/01/2020 (b)                                       23,967
                  AAA       Aaa       23,200       AMT, Second Series, 7.50% due 7/01/2020 (h)                        25,526
                  AAA       Aaa       10,000       Refunding, Series 1993, 6.45% due 7/01/2013 (e)                    10,796
                  AAA       Aaa        5,000    Hawaii State Department of Budget and Finance, Special
                                                Purpose Mortgage Revenue Bonds (Hawaiian Electric Company),
                                                AMT, Series C, 7.375% due 12/01/2020 (e)                               5,522
                  AAA       Aaa        4,500    Hawaii State Harbor Capital Improvement Revenue Bonds,
                                                AMT, 7% due 7/01/2017 (e)                                              4,880


Illinois--13.4%   AAA       Aaa        5,000    Chicago, Illinois, Board of Education, (Chicago School
                                                Reform), UT, 6% due 12/01/2026 (e)                                     5,124
                  AAA       Aaa       28,200    Chicago, Illinois, GO, Series A-1, 5.125% due 1/01/2025 (b)           25,982
                  AAA       Aaa        8,845    Chicago, Illinois, Park District, UT, 5.60% due 1/01/2021 (e)          8,685
                  AAA       Aaa       19,000    Chicago, Illinois, Public Building Commission Revenue
                                                Bonds, Series A, 7.125% due 1/01/2015 (c) (e)                         20,758
                  AAA       Aaa       38,835    Chicago, Illinois, Refunding Bonds, Series B, 5.125%
                                                due 1/01/2025 (h)                                                     35,780
                  AAA       Aaa       26,650    Chicago, Illinois, Wastewater Transmission Revenue
                                                Refunding Bonds, 5.125% due 1/01/2025 (h)                             24,554
                                                Chicago, Illinois, Water Revenue Bonds (h):
                  AAA       Aaa        3,000       5% due 11/01/2015                                                   2,795
                  AAA       Aaa       18,000       5% due 11/01/2020                                                  16,389
                  AAA       Aaa       10,000       5% due 11/01/2025                                                   9,027
                                                Illinois Health Facilities Authority Revenue Bonds:
                  AAA       Aaa        3,250       (Elmhurst Memorial Hospital), 6.625% due 1/01/2022 (h)              3,484
                  AAA       Aaa        2,000       (Methodist Health Project), RIB, 9.831% due
                                                   5/01/2021 (b) (d)                                                   2,325
                  AAA       Aaa       10,000       (Rush Presbyterian-Saint Luke's Medical Center),
                                                   INFLOS, 9.797% due 10/01/2024 (d) (e)                              11,650
                  AAA       Aaa       23,000       (Sinai Health System), Refunding 6% due 2/15/2024                  23,447
                                                Illinois State, GO, Refunding Bonds, UT (h):
                  AAA       Aaa        5,000       5.125% due 12/01/2013                                               4,805
                  AAA       Aaa        5,750       5.125% due 12/01/2016                                               5,464
                  AAA       Aaa        1,500       5.125% due 12/01/2017                                               1,422
                  AAA       Aaa        5,875       5.25% due 12/01/2020                                                5,532
                                                Metropolitan Pier and Exposition Authority, Illinois,
                                                Dedicated State Tax Revenue Bonds (McCormick Place
                                                Expansion Project):
                  AAA       Aaa       16,660       Refunding, Series A, 6.10% due 12/15/2015 (e) (k)                   5,678
                  AAA       Aaa        8,330       Refunding, Series A, 6.10% due 12/15/2016 (e) (k)                   2,662
                  AAA       Aaa       49,575       Refunding, Series A, 6.09% due 12/15/2023 (e) (k)                  10,461
                  AAA       Aaa       14,305       Refunding, Series A, 6.24% due 6/15/2024 (e) (k)                    2,932
                  AAA       Aaa       38,450       Refunding, Series A, 5.25% due 6/15/2027 (b)                       36,067
                  AAA       Aaa        5,000       Refunding, Series B, 5.867% due 6/15/2018 (e) (k)                   1,451
                  AAA       Aaa        3,000       Series A, 5.87% due 6/15/2020 (h) (k)                                 776
                  AAA       Aaa        6,600       Series A, 6.50% due 6/15/2003 (a) (b)                               7,412
                  AAA       Aaa       26,000    Regional Transportation Authority, Illinois, Series A,
                                                6.25% due 6/01/2024 (b)                                               27,339
                  AAA       Aaa        4,000    University of Illinois, University Revenue Bonds
                                                (Auxiliary Facility Systems), 5.60% due 10/01/2022 (e)                 3,904


Indiana--1.9%     AAA       Aaa        2,470    Indiana State Employment Development Commission,
                                                Environmental Revenue Bonds (Public Service Company
                                                of Indiana, Inc.), AMT, 7.50% due 3/15/2015 (e)                        2,715
                  AAA       Aaa        4,000    Indiana State Municipal Power Agency, Power Supply System
                                                Revenue Bonds, Series A, 6.125% due 1/01/2019 (e)                      4,121
                  AAA       Aaa        5,000    Indiana State Office Building, Community Correctional
                                                Facilities Program Revenue Bonds, Series A, 5.50% due
                                                7/01/2020 (b)                                                          4,859
                  AAA       Aaa        4,040    Indianapolis, Indiana, Local Public Improvement Bond
                                                Bank, Series A, 7.90% due 2/01/2002 (a) (g)                            4,654
                  AAA       Aaa        4,340    Jasper County, Indiana, PCR, Refunding (Northern Indiana
                                                Public Service), 7.10% due 7/01/2017 (e)                               4,823
                  AAA       Aaa        5,510    Munster, Indiana, School Building Corp., 5.75%
                                                due 1/15/2021 (e)                                                      5,481
                  AAA       Aaa        5,000    Penn, Indiana, High School Building Corp., (First
                                                Mortgage) 6.125% due 1/15/2016 (e)                                     5,207
                                                Rockport, Indiana, PCR, Refunding:
                  A1        Aaa        4,200       (AEP Generating Co. Project), VRDN, Series A,
                                                   4.20% due 7/01/2025 (b) (f)                                         4,200
                  AAA       Aaa        5,800       (Indiana--Michigan Power), Series B, 7.60% due
                                                   3/01/2016 (h)                                                       6,506


Iowa--0.2%        AAA       Aaa        5,000    Des Moines, Iowa, Parking Facilities Revenue Bonds,
                                                Series A, 7.25% due 7/01/2015 (h)                                      5,404

Kentucky--0.6%    AAA       Aaa       11,470    Kentucky Development Finance Authority, Hospital Revenue
                                                Refunding and Improvement Bonds (Saint Elizabeth Medical
                                                Center), Series A, 9% due 11/01/2000 (h)                              13,320


Louisiana--0.9%   A1        VMIG1++   19,400    Louisiana Public Facilities Authority, Hospital Revenue
                                                Bonds (Willis-Knighton Medical Center Project), VRDN, 4.20%
                                                due 9/01/2025 (b) (f)                                                 19,400


Maryland--0.4%                                  Maryland State Health and Higher Educational Facilities
                                                Authority Revenue Bonds (University of Maryland
                                                Medical Systems) (h):
                  AAA       Aaa        2,250       Series A, 7% due 7/01/2001 (a)                                      2,518
                  AAA       Aaa        4,400       Series B, 7% due 7/01/2022                                          5,313




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                  Municipal Bonds                                                                          Insured Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Massachusetts--   AAA       Aaa     $ 13,000    Massachusetts Bay Transportation Authority, COP,
4.3%                                            Series A, 7.65% due 8/01/2000 (a) (i)                             $   14,664
                                                Massachusetts Bay Transportation Authority
                                                (Massachusetts General Transportation), Series B:
                  AAA       Aaa       10,000       5.375% due 3/01/2025 (b)                                            9,641
                  AAA       Aaa        5,000       5.25% due 3/01/2026 (i)                                             4,777
                  AAA       Aaa        4,780    Massachusetts Educational Loan Authority, Education
                                                Loan Revenue Bonds, AMT, Issue D, Series A, 7.25% due
                                                1/01/2009 (e)                                                          5,085
                                                Massachusetts State Health and Educational Facilities
                                                Authority Revenue Bonds (d):
                  AAA       Aaa       10,000       (Beth Israel), INFLOS, 8.471% due 7/01/2025 (b)                    10,325
                  AAA       Aaa        3,100       (Saint Elizabeth's Hospital), LEVRRS, Series E,
                                                   9.541% due 8/12/2021 (i)                                            3,573
                  AAA       Aaa       19,755    Massachusetts State, HFA, Housing Revenue Refunding
                                                Bonds (Insured Rental), AMT, Series A, 6.75% due
                                                7/01/2028 (b)                                                         20,512
                  AAA       Aaa       12,250    Massachusetts State, HFA, M/F Housing Refunding Bonds,
                                                Series A, 6.15% due 7/01/2018 (e)                                     12,497
                  AAA       Aaa        5,500    Massachusetts State Industrial Finance Agency Revenue
                                                Bonds (Brandeis University), Series C, 6.80% due
                                                10/01/2019 (e)                                                         5,912
                  AAA       Aaa        3,250    Massachusetts State Port Authority Revenue Bonds, 13%
                                                due 7/01/2013 (c)                                                      5,467
                  AAA       Aaa        5,000    Massachusetts State Water Resources, General Authority,
                                                Series A, 5.60% due 11/01/2026 (h)                                     4,928

Michigan--3.4%    AAA       Aaa       10,900    Detroit, Michigan, Water Supply System Revenue Bonds,
                                                INFLOS, 8.769% due 7/01/2002 (a) (d) (h)                              12,985
                  AAA       Aaa        2,000    Kalamazoo, Michigan, Hospital Finance Authority, Hospital
                                                Facility Revenue Refunding and Improvement Bonds
                                                (Bronson Methodist), 5.875% due 5/15/2026 (e)                          2,037
                  AAA       Aaa        5,000    Kent, Michigan, Finance Authority, Health Care Revenue
                                                Bonds (Butterworth Health Systems), Series A, 5.625% due
                                                1/15/2026 (e)                                                          4,905
                  AAA       Aaa        6,915    Michigan State, HDA, Rental Housing Revenue Bonds,
                                                Series B, 6.15% due 10/01/2015 (e)                                     7,069
                  AAA       Aaa       10,000    Michigan State Strategic Fund Limited Obligation, Revenue
                                                Refunding Bonds (Detroit Edison Co.) Series AA, 6.40% due
                                                9/01/2025 (e)                                                         10,868
                                                Monroe County, Michigan, PCR (Detroit Edison Company
                                                Project), AMT:
                  AAA       Aaa       16,500       (Monroe and Fermi Plants), Series 1, 7.65% due
                                                   9/01/2020 (h)                                                      18,292
                  AAA       Aaa        9,745       Series I-B, 7.50% due 9/01/2019 (b)                                10,702
                                                Oxford, Michigan, Area Community School District (Building
                                                and Site), UT (h):
                  AAA       Aaa        6,300       5.50% due 5/01/2021                                                 6,192
                  AAA       Aaa        5,000       5.40% due 5/01/2025                                                 4,845


Mississippi--     AAA       Aaa        1,320    Harrison County, Mississippi, Wastewater Management
0.1%                                            District, Revenue Refunding Bonds (Wastewater Treatment
                                                Facilities), Series A, 8.50% due 2/01/2013 (h)                         1,748


Missouri--0.2%    AAA       Aaa        3,500    Sikeston, Missouri, Electric Revenue Refunding Bonds,
                                                6.25% due 6/01/2002 (a) (e)                                            3,845


Nebraska--0.6%                                  Nebraska Public Power District Revenue Bonds (Consumer),
                                                Series A (e):
                  AAA       Aaa        4,000       5.25% due 1/01/2022                                                 3,813
                  AAA       Aaa        9,000       Refunding, 6.125% due 1/01/2015                                     9,408


Nevada--2.4%      A1+       VMIG1++    2,000    Clark County, Nevada, Airport Improvement Revenue
                                                Refunding Bonds, VRDN, Series A, 1% due 7/01/2012 (e) (f)              2,000
                  AAA       Aaa        5,000    Washoe County, Nevada, Airport Authority, System
                                                Improvement Revenue Bonds, Series A, 5.70% due
                                                7/01/2026 (e)                                                          5,013
                  AAA       Aaa       45,000    Washoe County, Nevada, Water Facility Revenue Bonds
                                                (Sierra Pacific Power), AMT, 6.65% due 6/01/2017 (e)                  48,661

New Jersey--4.4%  AAA       Aaa        3,350    Cape May County, New Jersey, Industrial Pollution
                                                Control Financing Authority Revenue Bonds (Atlantic City
                                                Electric Company), Series A, Refunding, 6.80% due 3/01/2021 (e)        3,958
                  AAA       Aaa       28,750    New Jersey EDA, Natural Gas Facilities Revenue Refunding
                                                Bonds, Series A (NUI Corp.), 6.35% due 10/01/2022 (b)                 30,955
                                                New Jersey EDA, Water Facilities Revenue Refunding Bonds:
                  A1        Aaa        6,000       3.75% due 11/01/2025                                                6,000
                  A1        Aaa       10,000       3.40% due 11/01/2026                                               10,000
                  A1+       VMIG1++    1,900    New Jersey Sports and Exposition Authority Revenue
                                                Bonds (State Contract), VRDN, Series C, 3.90% due
                                                9/01/2024 (e) (f)                                                      1,900
                  AAA       Aaa       23,890    New Jersey State Housing and Mortgage Finance Agency,
                                                Home Buyer Revenue Bonds, AMT, Series M, 7% due
                                                10/01/2026 (e)                                                        25,450
                                                New Jersey State Housing and Mortgage Finance Agency
                                                Revenue Bonds (Home Buyer), AMT (e):
                  AAA       Aaa        5,640       Series B, 7.90% due 10/01/2022                                      5,929
                  AAA       Aaa       10,270       Series D, 7.70% due 10/01/2029                                     10,703
                  AAA       VMIG1++    6,400    New Jersey State Turnpike Authority, Turnpike Revenue
                                                Refunding Bonds, VRDN, Series D, 3.75% due 1/01/2018 (f) (h)           6,400


New York--9.1%    AAA       Aaa        9,650    Metropolitan Transportation Authority, New York,
                                                Service Contract Refunding Bonds (Transportation
                                                Facilities), Series L, 7.50% due 7/01/2017 (b)                        10,272
                                                New York City, New York, GO, UT:
                  AAA       Aaa       15,000       Series B, 6.25% due 8/15/2008 (b)                                  16,305
                  AAA       Aaa        1,550       Series C, Subseries C-1, 6.625% due 8/01/2002 (a) (e)               1,733
                  AAA       Aaa        8,175       Series E, 6% due 8/01/2027 (h)                                      8,750
                  AAA       Aaa       13,770       Series G, 6% due 10/15/2007 (b)                                    14,752
                                                New York City, New York, GO, UT, Series I (b):
                  AAA       Aaa        4,505       7.25% due 8/15/2013                                                 4,851
                  AAA       Aaa        2,645       7.25% due 8/15/2013                                                 2,862
                  AAA       Aaa       10,130       7.25% due 8/15/2016                                                10,962
                                                New York City, New York, Municipal Water Finance
                                                Authority, Water and Sewer System Revenue Bonds:
                  AAA       Aaa        1,090       Series A, 6.75% due 6/15/1999 (a) (h)                               1,171
                  AAA       Aaa       17,500       Series B, 5.75% due 6/15/2026 (e)                                  17,609
                  AAA       Aaa        5,010       Series C, 6.20% due 6/15/2021 (b)                                   5,258
                                                New York City, New York, Municipal Water Finance
                                                Authority, Water and Sewer System Revenue Bonds,
                                                VRDN (f) (h):
                  A1+       VMIG1++    9,700       Series C, 4.25% due 6/15/2022                                       9,700
                  A1+       VMIG1++   18,200       Series C, 4.25% due 6/15/2023                                      18,200
                  A1+       VMIG1++    3,800       Series G, 4.20% due 6/15/2024                                       3,800
                  AAA       Aaa        1,500    New York City, New York, Refunding, UT, Series E,
                                                6.20% due 8/01/2008 (e)                                                1,651
                                                New York State Dormitory Authority Revenue Bonds:
                  AAA       Aaa       15,705       (City University Systems Consolidation), Third
                                                   Generation, Series 1, 5.375% due 7/01/2025 (b)                     15,140
                  AAA       Aaa        2,500       (City University), Third Generation Reserves,
                                                   Series 2, 6.25% due 7/01/2019 (e)                                   2,634
                  AAA       Aaa       31,650    New York State Energy Research and Development Authority,
                                                Gas Facilities Revenue Refunding Bonds (Brooklyn Union Gas
                                                Company), Series A, 5.50% due 1/01/2021 (e)                           31,112
                  AAA       Aaa        3,085    New York State Medical Care Facilities Finance Agency,
                                                Revenue Improvement Bonds (Mental Health Services),
                                                Series C, 7.375% due 8/15/2019 (e)                                     3,350
                  AAA       Aaa        9,125    New York State Medical Care Facilities Financial
                                                Agency Revenue Bonds (Mental Health Services),
                                                Series E, 6.25% due 8/15/2019 (h)                                      9,686
                  AAA       Aaa       11,000    New York State Thruway Authority, Highway and Bridge
                                                Trust Fund, Series B, 5.125% due 4/01/2015 (e)                        10,552
                                                Niagara Falls, New York, Public Improvement Bonds, UT (e):
                  AAA       Aaa        2,975       6.90% due 3/01/2023                                                 3,352
                  AAA       Aaa        3,190       6.90% due 3/01/2024                                                 3,594


Ohio--0.9%        AAA       Aaa        2,710    Clermont County, Ohio, Hospital Facilities Revenue
                                                Refunding Bonds (Mercy Health Systems), Series A,
                                                7.50% due 9/01/2001 (a) (b)                                            3,056
                  AAA       Aaa       12,000    Cleveland, Ohio, Public Power System Revenue Bonds,
                                                First Mortgage, Series A, 7% due 11/15/2004 (a) (e)                   14,034
                  AAA       Aaa        3,495    Ohio State Water Development Authority, Revenue
                                                Refunding Bonds (Cincinnati Gas), Series A, 5.45% due
                                                1/01/2024 (e)                                                          3,413


Oklahoma--1.8%    AAA       Aaa        5,500    Central Oklahoma, Transportation and Packaging Authority,
                                                Revenue Refunding Packaging Systems, 5.25% due 7/01/2016 (i)           5,299
                  AAA       Aaa        7,500    Oklahoma State Industrial Authority, Hospital
                                                Revenue Bonds (Baptist Medical Center), Series A,
                                                7% due 8/15/2000 (a) (b)                                               8,287
                  AAA       Aaa        4,750    Oklahoma State Industries Authority Revenue Refunding
                                                Bonds, Health Services (Integris Baptist), 5% due
                                                8/15/2014 (b)                                                          4,413
                  AAA       Aaa       21,560    Tulsa, Oklahoma, Industrial Authority, Hospital
                                                Revenue Bonds (Saint John's Medical Center, Inc.),
                                                7.25% due 12/01/1999 (a) (e)                                          23,710

SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                  Municipal Bonds                                                                          Insured Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Oregon--0.2%                                    Port Portland, Oregon, International Airport Revenue
                                                Bonds (Portland International Airport), Series Seven-B,
                                                AMT (e):
                  AAA       Aaa      $ 3,865       7.10% due 1/01/2012 (a)                                        $    4,491
                  AAA       Aaa          135       7.10% due 7/01/2021                                                   148


Pennsylvania--                                  Allegheny County, Pennsylvania, Hospital Development
6.7%                                            Authority Revenue Bonds (b):
                  AAA       Aaa        1,750       (Mercy Hospital of Pittsburgh), 6.75% due 4/01/2001 (a)             1,928
                  AAA       Aaa       11,065       Refunding (Pittsburgh Mercy Health System), 5.625%
                                                   due 8/15/2026                                                      10,868
                  AAA       Aaa        6,900    Beaver County, Pennsylvania, Hospital Authority Revenue
                                                Bonds (Medical Center of Beaver, Pennsylvania Inc.),
                                                Series A, 6.25% due 7/01/2022 (b)                                      7,258
                  AAA       Aaa        3,365    Beaver County, Pennsylvania, IDA, PCR, Refunding (Ohio
                                                Edison Company/Mansfield), Series A, 7% due 6/01/2021 (h)              3,693
                  AAA       Aaa        5,300    Lehigh County, Pennsylvania, General Purpose Authority
                                                Revenue Bonds (Lehigh Valley Hospital), Series B, 5.625%
                                                due 7/01/2025 (e)                                                      5,193
                                                Pennsylvania State Higher Educational Assistance Agency,
                                                Student Loan Revenue Bonds, AMT, RIB (d):
                  AAA       Aaa       15,000       9.54% due 9/03/2026 (b)                                            17,212
                  AAA       Aaa        8,000       Series B, 10.99% due 3/01/2020 (e)                                  9,330
                  AAA       Aaa       18,600       Series B, 8.209% due 3/01/2022 (b)                                 19,181
                                                Pennsylvania State Higher Educational Facilities
                                                Authority, College and University Revenue Bonds:
                  AAA       Aaa        1,500       (Bryn Mawr College), 6.50% due 12/01/2009 (h)                       1,606
                  AAA       Aaa        4,250       (Temple University), First Series, 6.50% due 4/01/2021 (e)          4,585
                  AAA       Aaa       10,000    Pennsylvania State Higher Educational Facilities Authority,
                                                Health Services Revenue Refunding (Allegheny Delaware Valley),
                                                Series A, 5.875% due 11/15/2016 (e)                                   10,279
                  AAA       Aaa        6,000    Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
                                                12th Series B, 7% due 5/15/2020 (c) (e)                                6,951
                  AAA       Aaa        5,750    Philadelphia, Pennsylvania, Parking Authority, Airport
                                                Parking Revenue Bonds, 7.375% due 9/01/2018 (b)                        6,136
                                                Philadelphia, Pennsylvania, School District, Series B (b):
                  AAA       Aaa        5,000       5.50% due 9/01/2015                                                 4,948
                  AAA       Aaa       20,000       5.50% due 9/01/2025                                                19,631
                  AAA       Aaa        4,020    Philadelphia, Pennsylvania, Water and Wastewater Revenue
                                                Bonds, 5.60% due 8/01/2018 (e)                                         3,970
                  AAA       Aaa        2,000    Pittsburgh, Pennsylvania, Water and Sewer Authority, Water
                                                and Sewer System Revenue Refunding Bonds, Series A, 6% due
                                                9/01/2001 (a) (h)                                                      2,130
                  AAA       Aaa       15,870    Somerset County, Pennsylvania, General Authority, Commonwealth
                                                Lease Revenue Bonds, 6.25% due 10/15/2001 (a) (h)                     17,103

Rhode Island--    AAA       Aaa        6,100    Rhode Island Depositors Economic Protection Corporation,
1.0%                                            Special Obligation Bonds, Series A, 6.625% due 8/01/2002 (a) (i)       6,813
                                                Rhode Island State Health and Educational Building Corporation
                                                Revenue Bonds:
                  AAA       Aaa        1,500       Higher Education Facility, Refunding (Rhode Island School
                                                   Design), 5.625% due 6/01/2026 (e)                                   1,467
                  AAA       Aaa       12,800       (Rhode Island Hospital), INFLOS, 9.968% due 8/15/2001
                                                   (a) (d) (h)                                                        15,088


South             AAA       Aaa        5,000    Florence County, South Carolina, Hospital Revenue Bonds
Carolina--1.2%                                  (McLeod Regional Medical Center Project), 6.75% due
                                                11/01/2020 (h)                                                         5,443
                  AAA       Aaa        4,000    Piedmont, South Carolina, Municipal Power Agency,
                                                Electric Revenue Refunding Bonds, 6.30% due 1/01/2022 (e)              4,247
                  AAA       Aaa       17,090    South Carolina State Public Service Authority Revenue
                                                Refunding Bonds, Series A, 6.375% due 7/01/2021 (b)                   18,128


Tennessee--0.1%   AAA       Aaa        1,905    Jackson, Tennessee, Water and Sewer System Revenue
                                                Bonds, 10.375% due 7/01/2012 (b)                                       2,198


Texas--12.7%      AAA       Aaa       11,190    Austin, Texas, Utility System, Combined Revenue Bonds,
                                                Prior Lien, 9.25% due 5/15/2004 (a) (e)                               14,349
                                                Brazos River Authority, Texas, PCR (Texas Utilities
                                                Electric Company Project), AMT:
                  AAA       Aaa        6,000       Refunding, 6.50% due 12/01/2027 (b)                                 6,456
                  AAA       Aaa       12,000       Series B, 6.625% due 6/01/2022 (h)                                 12,867
                  AAA       Aaa       13,900    Brazos River Authority, Texas, Revenue Refunding
                                                Bonds (Houston Light and Power Co.), Series B,
                                                7.20% due 12/01/2018 (h)                                              15,135
                  AAA       Aaa       20,000    Brownsville, Texas, Utility System, Revenue Refunding
                                                Bonds, 6.25% due 9/01/2014 (e)                                        21,822
                  AAA       Aaa        5,000    Harris County, Texas, Hospital District Mortgage,
                                                Revenue Refunding Bonds, 7.40% due 2/15/2010 (b)                       6,017
                                                Harris County, Texas, Refunding Bonds (e) (k):
                  AAA       Aaa        9,630       (Permanent Improvement), 6% due 10/01/2015                          3,321
                  AAA       Aaa       17,545       UT, 6% due 10/01/2015                                               6,050
                                                Harris County, Texas, Toll Road Revenue Bonds, Senior Lien:
                  AAA       Aaa       11,955       Refunding, 5% due 8/15/2016 (h)                                    11,080
                  AAA       Aaa       10,305       Refunding, Series A, 6.50% due 8/15/2011 (a) (h)                   11,488
                  AAA       Aaa       20,430       Refunding, Series A, 6.50% due 8/15/2017 (a) (b)                   22,776
                  AAA       Aaa        2,750       Series A, 6.50% due 8/15/2017 (b)                                   3,004
                  AAA       Aaa       11,100       Series A, 6.375% due 8/15/2024 (e)                                 12,032
                  AAA       Aaa        1,695    Harris County, Texas, Toll Road Bonds, Series A, 6.50%
                                                due 8/15/2011 (h)                                                      1,852
                                                Houston, Texas, Water and Sewer System Revenue Bonds,
                                                Junior Lien, Series A:
                  AAA       Aaa        9,375       6.375% due 12/01/2022 (e)                                          10,038
                  AAA       Aaa       19,770       Refunding, 6.125% due 12/01/2015 (e)                               20,673
                  AAA       Aaa       18,000       Refunding, 5.375% due 12/01/2018 (h)                               17,469
                  AAA       Aaa        8,000       Refunding, 6.20% due 12/01/2023 (e)                                 8,430
                  AAA       Aaa        3,500    Houston, Texas, Water Conveyance System Contract,
                                                COP, Series J, 6.25% due 12/15/2013 (b)                                3,811
                  AAA       Aaa          650    Lower Colorado River Authority, Texas, Revenue
                                                Refunding Bonds, Series B, 7% due 1/01/2001 (a) (b)                      722
                  AAA       Aaa        5,000    Matagorda County, Texas, Navigation District No. 1,
                                                PCR (Central Power and Light Company Project), AMT,
                                                7.50% due 3/01/2020 (b)                                                5,492
                                                Matagorda County, Texas, Navigation District No. 1,
                                                Revenue Refunding Bonds (Houston Light and Power Co.):
                  AAA       Aaa       11,800       Series A, 6.70% due 3/01/2027 (b)                                  12,936
                  AAA       Aaa       26,305       Series C, 7.125% due 7/01/2019 (h)                                 28,352
                  A1        Aaa        5,700    North Central, Texas, Health Facility Development Corp.,
                                                Revenue Bonds (Methodist Hospital, Dallas), VRDN, Series B,
                                                4.25% due 10/01/2015 (f) (g)                                           5,700
                  AAA       Aaa        4,950    Potter County, Texas, Industrial Development Corp.,
                                                PCR Refunding (Southwestern Public Service Co. Project),
                                                5.75% due 9/01/2016 (b)                                                5,013
                  AAA       Aaa       15,000    Southwest Higher Education Authority Incorporated,
                                                Texas, Revenue Refunding Bonds (Southern Methodist
                                                University), Series B, 6.25% due 10/01/2022 (h)                       15,826
                  AAA       Aaa        3,150    Texas State Municipal Power Agency, Revenue Refunding
                                                Bonds, Series A, 6.75% due 9/01/2012 (b)                               3,464
                  AAA       Aaa        5,000    Texas State Turnpike Authority, Dallas North Thruway
                                                Revenue Bonds (President George Bush Turnpike), 5.25% due
                                                1/01/2023 (h)                                                          4,775


Utah--2.3%        A1+       VMIG1++    2,500    Emery County, Utah, PCR, Refunding (Pacificorp Projects),
                                                VRDN, 4.20% due 11/01/2024 (b) (f)                                     2,500
                  AAA       Aaa       20,000    Intermountain Power Agency, Utah, Power Supply Revenue
                                                (Special Obligation Sixth), Series B, 6% due 7/01/2016 (b)            20,654
                  AAA       Aaa       10,300    Murray City, Utah, Hospital Revenue Bonds (IHC Health
                                                Services Inc.), 5% due 5/15/2022 (e)                                   9,377
                  AAA       Aaa       14,000    Salt Lake City, Utah, Hospital Revenue Refunding Bonds
                                                (IHC Hospitals, Inc.), INFLOS, 9.515% due 5/15/2020 (b) (d)           16,292
                  AA-       Aaa        1,000    Uintah County, Utah, PCR (Desert Generation and Transmission
                                                Cooperative--National Rural Utilities Company), Series 1984
                                                F-2, 10.50% due 6/15/2001 (a)                                          1,238
                  AAA       Aaa        2,650    Utah State Board of Regents, Student Loan Revenue Bonds,
                                                AMT, Series F, 7.45% due 11/01/2008 (b)                                2,801

Vermont--0.9%     AAA       Aaa       18,950    Vermont HFA, Home Mortgage Purchase Bonds, AMT, Series B,
                                                7.60% due 12/01/2024 (e)                                              19,896


Virginia--3.0%    AAA       Aaa        5,000    Danville, Virginia, IDA, Hospital Revenue Refunding Bonds
                                                (Danville Regional Medical Center), 6.50% due 10/01/2019 (h)           5,377
                  AAA       Aaa        5,000    Prince William County, Virginia, Service Authority, Water
                                                and Sewer System Revenue Bonds, 6.50% due 7/01/2001 (a) (h)            5,500
                  AAA       Aaa       25,000    Upper Occoquan, Virginia, Sewer Authority Regional Sewer
                                                Revenue Bonds, Series A, 4.75% due 7/01/2029 (e)                      21,802
                                                Virginia State, HDA, Commonwealth Mortgage, AMT,
                                                Series A, Sub-Series A-4 (e):
                  AAA       Aaa        5,000       6.30% due 7/01/2014                                                 5,168
                  AAA       Aaa       11,215       6.35% due 7/01/2018                                                11,446
                  AAA       Aaa       19,000       6.45% due 7/01/2028                                                19,512




SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
                  Municipal Bonds                                                                          Insured Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Washington--3.7%  AAA       Aaa     $ 13,720    Port Seattle, Washington, Revenue Bonds, Series A,
                                                5.50% due 9/01/2021 (h)                                           $   13,340
                                                Seattle, Washington, Metropolitan Seattle Municipality,
                                                Sewer Revenue Bonds, Series W (e):
                  AAA       Aaa        3,730       6.25% due 1/01/2020                                                 3,921
                  AAA       Aaa        2,465       6.25% due 1/01/2022                                                 2,591
                  AAA       Aaa        4,485       6.25% due 1/01/2023                                                 4,715
                  AAA       Aaa       33,535    Seattle, Washington, Municipal Light and Power Revenue
                                                Bonds, 6.625% due 7/01/2020 (h)                                       37,149
                  AAA       Aaa       10,000    Seattle, Washington, Solid Waste Utility, Revenue Refunding
                                                Bonds, Series A, 6.875% due 5/01/2009 (g)                             10,686
                                                University of Washington, University Revenue Bonds
                                                (Housing and Dining ):
                  A         A2           185       7% due 12/01/2001 (a)                                                 208
                  AAA       Aaa        2,600       7% due 12/01/2001 (a) (e)                                           2,933
                  AAA       Aaa          465       7% due 12/01/2021 (e)                                                 518
                  AAA       Aaa        7,000    Washington State, Health Care Facilities Authority
                                                Revenue Bonds (Southwest Washington Hospital--Vancouver),
                                                7.125% due 10/01/2019 (g)                                              7,578

West              AAA       Aaa       27,250    Marshall County, West Virginia, PCR, Refunding
Virginia--2.3%                                  (Ohio Power Company--Kammer Plant Project), Series B,
                                                5.45% due 7/01/2014 (e)                                               27,189
                  AAA       Aaa       11,465    Mason County, West Virginia, PCR, Refunding (Appalachian
                                                Power Co.), Series I, 6.85% due 6/01/2022 (e)                         12,687
                  AAA       Aaa       12,250    Pleasants County, West Virginia, PCR (Potomac Pleasants),
                                                Series 95-C, 6.15% due 5/01/2015 (b)                                  12,772


Wisconsin--3.4%   AAA       Aaa        9,000    Superior, Wisconsin, Limited Obligation Revenue Refunding
                                                Bonds (Midwest Energy Resources), Series E, 6.90% due
                                                8/01/2021 (h)                                                         10,646
                  AAA       Aaa        6,500    Wisconsin Public Power System Inc., Power Supply System
                                                Revenue Bonds, Series A, 6.875% due 7/01/2001 (a) (b)                  7,246
                                                Wisconsin State Health and Educational Facilities Authority
                                                Revenue Bonds:
                  AAA       Aaa       17,490       (Aurora Medical Group, Inc.), 5.75% due 11/15/2025 (i)             17,576
                  AAA       Aaa        1,500       (Saint Luke's Medical Center Project), 7.10% due 8/15/2019 (e)      1,672
                  AAA       Aaa        8,350       (Sinai Samaritan Medical Center Inc. Project), 5.875%
                                                   due 8/15/2026 (e)                                                   8,479
                  AAA       Aaa        5,655       (Waukesha Memorial), Series B, 7.25% due 8/15/2000 (a) (b)          6,296
                                                Wisconsin State Veterans Housing Loans, AMT, Series B (e):
                  AAA       Aaa        7,920       6.50% due 5/01/2020                                                 8,536
                  AAA       Aaa       17,130       6.50% due 5/01/2025                                                17,900


Wyoming--0.1%     A1        VMIG1++    3,000    Lincoln County, Wyoming, PCR, Refunding
                                                (Pacificorp Projects), VRDN, 4.25% due 11/01/2024 (b) (f)              3,000


                  Total Investments (Cost--$2,134,880)--99.4%                                                      2,268,908

                  Other Assets Less Liabilities--0.6%                                                                 14,480
                                                                                                                 -----------
                  Net Assets--100.0%                                                                             $ 2,283,388
                                                                                                                 ===========


                  (a)Prerefunded.
                  (b)AMBAC Insured.
                  (c)Escrowed to maturity.
                  (d)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1996.
                  (e)MBIA Insured.
                  (f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1996.
                  (g)BIG Insured.
                  (h)FGIC Insured.
                  (i)FSA Insured.
                  (j)GNMA Collateralized.
                  (k)Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
                   ++Highest short-term rating issued by Moody's Investors Service, Inc.


                     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                  Municipal Bonds                                                                         National Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Alabama--0.4%     AAA       Aaa      $ 5,000    Alabama Agricultural and Mechanical University
                                                Revenue Bonds,  6.50% due 11/01/2025 (f)                         $     5,519


Alaska--2.5%                                    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds:
                  AA        Aa2        6,000       (British Petroleum Pipeline), Series B, 7%
                                                   due 12/01/2025                                                      6,589
                  AA        Aa3       27,150       (Sohio Pipeline--British Petroleum Oil), 7.125%
                                                   due 12/01/2025                                                     30,142


California--5.7%  NR*       NR*        6,000    Antioch, California, Improvement Bond Act of 1915
                                                (Assessment District No. 27--Lone Tree), Series E,
                                                7.125% due 9/02/2016                                                   6,185
                  A         Aaa       10,350    California State Public Works Board, Lease Revenue
                                                Bonds (Department of Corrections--Monterey County,
                                                Soledad II), Series A, 7% due 11/01/2004 (j)                          12,210
                  AAA       Aaa       20,000    Central Coast Water Authority, California, Revenue
                                                Bonds (State Water Project Regional Facilities),
                                                6.60% due 10/01/2002 (c) (j)                                          22,590
                  NR*       NR*        4,000    Long Beach, California, Special Tax Community
                                                Facilities (District No. 3--Pine Avenue), 6.375%
                                                due 9/01/2023                                                          3,907
                  A         NR*        8,975    Palmdale, California, Civic Authority, Revenue
                                                Refunding Bonds (Merged Redevelopment Project), Series A,
                                                6.60% due 9/01/2034                                                    9,775
                  AAA       Aaa       20,000    San Diego, California, Public Facilities Financing
                                                Authority, Sewer Revenue Bonds, 5% due 5/15/2020 (e)                  18,543
                  AAA       Aaa       10,000    San Francisco, California, Bay Area Rapid Transit
                                                District, Sales Tax Revenue Bonds, 5.50% due 7/01/2020 (e)             9,832


Colorado--3.3%                                  Denver, Colorado, City and County Airport Revenue
                                                Bonds, AMT:
                  BBB       Baa        3,000       Series A, 7.50% due 11/15/2023                                      3,323
                  BBB       Baa        8,570       Series A, 8% due 11/15/2025                                         9,567
                  BBB       Baa       13,000       Series B, 7.25% due 11/15/2023                                     14,031
                  BBB       Baa        5,650       Series C, 6.75% due 11/15/2022                                      5,923
                  BBB       Baa       13,150       Series D, 7.75% due 11/15/2021                                     14,588

Connecticut--     AA-       Baa1       4,550    Connecticut State Resource Recovery Authority,
0.3%                                            Resource Recovery Revenue Bonds (American Refunding Fuel),
                                                AMT, Series A, 8% due 11/15/2015                                       4,914


Delaware--0.6%    AAA       NR*        7,500    Delaware State Health Facilities Authority, Revenue
                                                Refunding Bonds (Beebe Medical Center Project),
                                                8.50% due 6/01/2000 (j)                                                8,597


District of       A+        A1         3,750    District of Columbia Revenue Bonds (Georgetown University),
Columbia--0.3%                                  RIB, 9.076% due 4/01/2022 (k)                                          4,209


Florida--3.5%     AAA       Aaa        6,330    Florida HFA (Antigua Club Apartments), AMT, Series A-1,
                                                7% due 2/01/2035 (c)                                                   6,725
                  NR*       Aaa        8,860    Florida HFA, Home Ownership Revenue Bonds, AMT,
                                                Series G1, 7.90% due 3/01/2022 (i)                                     9,347
                  AAA       Aaa        7,725    Florida State Board of Education, Capital Outlay
                                                (Public Education), Refunding, Series A, 7.25% due
                                                6/01/2000 (j)                                                          8,580
                  AAA       Aaa        5,000    Florida State Municipal Power Agency Revenue Bonds
                                                (Stanton II Project), 6.50% due 10/01/2002 (c) (j)                     5,583
                  AA        Aa3        5,000    Hillsborough County, Florida, IDA, PCR, Refunding
                                                (Tampa Electric Company Project), Series 91, 7.875%
                                                due 8/01/2021                                                          5,723
                  AAA       NR*        2,700    Leesburg, Florida, Hospital Revenue Capital Improvement
                                                Bonds (Leesburg Regional Medical Center Project),
                                                Series 91-A, 7.50% due 7/01/2002 (j)                                   3,129
                  AAA       NR*        4,610    Orange County, Florida, HFA, Mortgage Revenue Bonds,
                                                AMT, Series A, 8.375% due 3/01/2021 (i)                                4,913
                  AAA       Aaa        5,850    South Broward, Florida, Hospital District, RIB,
                                                Series C, 9.592% due  5/01/2001 (c) (j) (k)                            7,042

SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                  Municipal Bonds                                                                         National Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Georgia--4.1%     AAA       Aaa     $ 20,000    Atlanta, Georgia, Water and Sewer Revenue Refunding
                                                Bonds, 4.75% due 1/01/2023 (e)                                   $    17,612
                                                Metropolitan Atlanta, Georgia, Rapid Transit Authority,
                                                Sales Tax Revenue Bonds:
                  AAA       Aaa       10,000       Refunding, Second Indenture, Series A, 5.50% due
                                                   7/01/2018 (f)                                                       9,839
                  AAA       Aaa       20,000       Second Indenture, Series A, 6.90% due 7/01/2004 (f) (j)            23,147
                  AA-       A1         7,500       Series O, 6.55% due 7/01/2001 (j)                                   8,262


Idaho--0.1%       AA        NR*        1,970    Idaho Housing Agency, S/F Mortgage, AMT, Series E,
                                                7.875% due 7/01/2024 (b)                                               2,074


Illinois--6.3%    AA-       Aa3        8,000    Chicago, Illinois, Gas Supply Revenue Bonds (Peoples Gas,
                                                Light & Coke Company Project), AMT, Series A, 8.10%
                                                due 5/01/2020                                                          8,843
                                                Chicago, Illinois, O'Hare International Airport, Special
                                                Facilities Revenue Bonds (United Airlines, Inc.):
                  BB        Baa2       4,760       AMT, Series B, 8.95% due 5/01/2018                                  5,416
                  BB        Baa2      13,835       Series 84-B, 8.85% due 5/01/2018                                   15,724
                  AAA       Aaa        5,015    Chicago, Illinois, Public Building Commission, Building
                                                Revenue Bonds (Community College District No. 508),
                                                Series B, 8.75% due 1/01/1997 (d) (j)                                  5,115
                  A+        Aa         5,250    Illinois HDA, Residential Mortgage Revenue Bonds, RIB, AMT,
                                                Series C-2, 9.613% due 2/01/2018 (k)                                   5,644
                                                Illinois Health Facilities Authority Revenue Bonds:
                  NR*       VMIG1++    1,600       (Central Dupage Healthcorp, Project), VRDN, 4.25% due
                                                   11/01/2020 (a)                                                      1,600
                  AAA       Aaa        1,500       (Methodist Health Project), RIB, 9.831% due 5/01/2021 (c) (k)       1,744
                  BBB       NR*        2,625       Refunding (Saint Elizabeth's Hospital--Chicago), 7.75%
                                                   due 7/01/2016                                                       2,897
                  AAA       Aaa       11,000       (Rush Presbyterian--Saint Luke's Medical Center),
                                                   INFLOS, 9.88% due 10/01/2024 (f) (k)                               12,815
                                                Regional Transportation Authority, Illinois:
                  AAA       Aaa       19,695       Series A, 6.125% due 6/01/2022 (c)                                 20,079
                  AAA       Aaa        5,950       UT, Series D, 6.75% due 6/01/2004 (e) (j)                           6,811
                  NR*       A1         4,400    Southwestern Illinois Development Authority, Sewer
                                                Facilities Revenue Bonds (Monsanto Company Project),
                                                AMT, 7.30% due 7/15/2015                                               4,801

Indiana--2.9%     NR*       Aaa        9,500    Indiana State Educational Facilities Authority Revenue
                                                Bonds (University of Notre Dame Project), 6.70% due 3/01/2025         10,498
                  BBB       Baa2       2,900    Indianapolis, Indiana, Airport Facility Revenue Refunding
                                                Bonds (Federal Express Corporation Project), 6.80% due 4/01/2017       3,077
                                                Indianapolis, Indiana, Local Public Improvement Bond Bank:
                  A+        NR*        9,100       Refunding, Series D, 6.75% due 2/01/2020                            9,871
                  NR*       Aaa       11,160       Series C, 6.70% due 1/01/2002 (j)                                  12,428
                  AA-       Aa2        5,950    Petersburg, Indiana, PCR, Refunding (Indianapolis Power &
                                                Light Company Project), 6.625% due 12/01/2024                          6,410


Iowa--0.7%        NR*       NR*        9,000    Iowa Finance Authority, Health Care Facilities Revenue
                                                Refunding Bonds (Care Initiatives Project), 9.25% due
                                                7/01/2025                                                             10,564


Kansas--2.5%      AAA       Aaa       10,000    Kansas City, Kansas, Utility System Revenue Refunding
                                                and Improvement Bonds, 6.375% due 9/01/2023 (e)                       10,773
                                                Wichita, Kansas, Hospital Revenue Bonds, RIB (f) (k):
                  AAA       Aaa       12,000       Series III-A, 8.894% due 10/01/2017                                13,785
                  AAA       Aaa       10,000       Series III-B, 9.026% due 10/21/2022                                11,488


Kentucky--1.4%    NR*       VMIG1++    8,900    Perry County, Kentucky, Healthcare System Revenue Bonds
                                                (Appalachian Regional Hospital), VRDN, 4.25% due 8/01/2014 (a)         8,900
                  NR*       NR*        4,500    Perry County, Kentucky, Solid Waste Disposal Revenue
                                                Bonds (TJ International Project), AMT, 7% due 6/01/2024                4,668
                  AA        Aa2        6,345    Trimble County, Kentucky, PCR  (Louisville Gas and
                                                Electric Company), AMT, Series A, 7.625% due 11/01/2020                6,971


Louisiana--4.0%   NR*       Baa2      37,850    Lake Charles, Louisiana, Harbor and Terminal District
                                                Port Facilities, Revenue Refunding Bonds (Trunkline LNG
                                                Company Project), 7.75% due 8/15/2022                                 43,071
                                                Port New Orleans, Louisiana, IDR, Refunding (Continental
                                                Grain Company Project):
                  BB        NR*        3,000       7.50% due 7/01/2013                                                 3,221
                  BB        NR*       10,000       6.50% due 1/01/2017                                                10,067
                  BBB       Baa2       1,100    Saint Charles Parish, Louisiana, PCR (Union Carbide
                                                Project), AMT, 7.35% due 11/01/2022                                    1,167


Maine--0.3%       AA-       Aa         3,815    Maine State Housing Authority, Mortgage Purchase, AMT,
                                                Series B-4, 6.90% due 11/15/2026                                       3,968


Maryland--0.5%    AA-       Aa         7,000    Maryland State Stadium Authority, Sports Facilities
                                                Lease Revenue Bonds, AMT, Series D, 7.60% due 12/15/2019               7,684

Massachusetts--   AAA       Aaa        8,000    Massachusetts Bay Transportation Authority,
5.9%                                            Series B, 7.875% due 3/01/2001 (j)                                     9,179
                                                Massachusetts State, HFA, Revenue Bonds (Residential
                                                Development), Series C (l):
                  AAA       Aaa        5,000       6.875% due 11/15/2011                                               5,315
                  AAA       Aaa        7,500       6.90% due 11/15/2021                                                7,942
                                                Massachusetts State Health and Educational Facilities
                                                Authority Revenue Bonds:
                  NR*       NR*        2,000       (Endicott College), VRDN, Series A, 3.95% due
                                                   10/01/2011 (a)                                                      2,000
                  AAA       NR*        9,320       (North Adams Regional Hospital), Series A, 9.625%
                                                   due 7/01/1999 (j)                                                  10,670
                  NR*       B         12,350       Refunding (New England Memorial Hospital), Series B,
                                                   6.25% due 7/01/2023                                                 9,724
                  NR*       NR*        1,953    Massachusetts State Industrial Finance Agency Revenue
                                                Bonds (Lower Mills Association II L.P.), VRDN,
                                                3.95% due 12/01/2020 (a)                                               1,953
                                                Massachusetts State Water Resource Authority:
                  AAA       Aaa        6,250       Series A, 6.75% due 7/15/2002 (j)                                   7,036
                  AAA       Aaa       35,000       Series B, 5% due 12/01/2025 (f)                                    31,914


Michigan--2.9%                                  Michigan State Finance Authority, Hospital Revenue
                                                Bonds (Detroit Medical Center), Series A:
                  A         A          3,500       7.50% due 8/15/2011                                                 3,844
                  A         A          6,500       Refunding (Obligation Group), 6.50% due 8/15/2018                   6,800
                  AAA       Aaa       15,000    Michigan State Hospital Finance Authority (Sisters of
                                                Mercy), INFLOS, 8.767% due 2/15/2022 (h) (k)                          16,313
                  BBB       Baa1       9,350    Monroe County, Michigan, PCR (Detroit Edison Company
                                                Project), AMT, Series A, 7.75% due 12/01/2019                         10,125
                  AA        Aaa        5,000    Royal Oak, Michigan, Hospital Finance Authority
                                                Revenue Bonds (William Beaumont Hospital), Series D,
                                                6.75% due 1/01/2001 (j)                                                5,499


Minnesota--1.3%                                 Minnesota State, HFA, S/F Mortgage:
                  AA+       Aa         6,090       AMT, Series A, 7.45% due 7/01/2022 (b)                              6,386
                  AA+       Aa         4,250       Series F, 6.30% due 7/01/2025                                       4,373
                  AAA       NR*        8,280    Saint Paul, Minnesota, Housing and Redevelopment Authority,
                                                S/F Mortgage Revenue Refunding Bonds, Series C, 6.95%
                                                due 12/01/2031 (l)                                                     8,621


Mississippi--0.9% BBB       Baa        5,950    Lowndes County, Mississippi, Hospital Revenue Refunding
                                                Bonds (Golden Triangle Medical Center), 8.50% due 2/01/2010            6,613
                  NR*       Aaa        4,195    Mississippi Home Corporation, S/F Mortgage Revenue Bonds
                                                (Access Program), AMT, Final Tranche, Series A, 6.90% due
                                                6/01/2024 (i)                                                          4,396

Missouri &        BBB+      NR*       11,400    Bi-State Development Agency, Missouri and Illinois,
Illinois--0.9%                                  Metropolitan No. 5, Refunding (American Commonwealth
                                                Lines, Inc.), 7.75% due 6/01/2010                                     12,515


Nebraska--0.3%                                  Nebraska Investment Finance Authority, S/F Mortgage Revenue
                                                Bonds, AMT,  Series 2, RIB (i) (k):
                  AAA       Aaa          100       7.631% due 9/10/2030                                                  106
                  AAA       Aaa        3,700       11.429% due 9/10/2030                                               4,130


Nevada--0.9%      AAA       Aaa        8,980    Clark County, Nevada, GO, Public Safety, 5.25% due 6/01/2017 (e)       8,653
                  AAA       Aaa        3,500    Washoe County, Nevada, Gas and Water Facilities Revenue
                                                Refunding Bonds (Sierra Pacific), 6.30% due 12/01/2014 (c)             3,705


New Hampshire--   A+        Aa         2,790    New Hampshire State, HFA, S/F Residential Mortgage, AMT,
0.2%                                            7.90% due 7/01/2022                                                    2,935


New Jersey--1.7%  NR*       NR*        6,595    New Jersey Health Care Facilities Financing Authority
                                                Revenue Bonds (Riverwood Center), Series A, 9.90%
                                                due 7/01/2021                                                          7,364
                  AAA       Aaa        8,300    Port Authority of New York and New Jersey, Consolidated
                                                Revenue Bonds, 104th Series, 3rd Installment,
                                                4.75% due 1/15/2026 (c)                                                7,293
                  AA        A3         9,500    University of Medicine and Dentistry of New Jersey,
                                                Series C, 7.20% due 12/01/1999 (j)                                    10,434




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                  Municipal Bonds                                                                         National Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
New York--12.5%                                 Metropolitan Transportation Authority, New York, Service
                                                Contract Refunding Bonds (Commuter Facilities),
                                                Series 5:
                  BBB       Baa1    $  2,145       6.90% due 7/01/2006                                           $     2,335
                  BBB       Baa1       5,000       7% due 7/01/2012                                                    5,415
                                                New York City, New York, GO, UT:
                  AAA       Aaa        4,570       Series A, 7.75% due 8/15/2001 (j)                                   5,262
                  BBB+      Baa1       1,685       Series A, 7.75% due 8/15/2016                                       1,879
                  BBB+      Baa1       1,410       Series A, 7.75% due 8/15/2017                                       1,573
                  BBB+      Baa1       5,375       Series B, 8.25% due 6/01/2006                                       6,405
                  BBB+      Baa1       2,700       Series B, 8.25% due 6/01/2007                                       3,238
                  BBB+      Baa1      10,000       Series B, Fiscal 92, 7.75% due 2/01/2011                           11,198
                  BBB+      Baa1       4,500       Series B, Fiscal 92, 7.75% due 2/01/2012                            5,039
                  BBB+      Baa1       2,875       Series B, Fiscal 92, 7.75% due 2/01/2013                            3,220
                  BBB+      Baa1       1,650       Series B, Fiscal 92, 7.75% due 2/01/2014                            1,848
                  BBB+      Aaa        3,495       Series D, Group C, 8% due 8/01/2001 (j)                             4,052
                  AAA       Aaa        1,865       Series D, 7.70% due 2/01/2002 (j)                                   2,160
                  BBB+      Baa1       4,500       Series D, 6.50% due 2/15/2006                                       4,802
                  BBB+      Aaa        5,495       Series F, 8.25% due 11/15/2001 (j)                                  6,473
                  NR*       NR*        5,000    New York City, New York, IDA, Revenue Bonds (Visy Paer Inc.
                                                Project), AMT, 7.95% due 1/01/2028                                     5,321
                  A1+       VMIG1++    1,300    New York City, New York, Municipal Water Finance Authority,
                                                Water and Sewer System Revenue Bonds, VRDN, Series C,
                                                4.25% due 6/15/2023 (a) (e)                                            1,300
                                                New York State Dormitory Authority Revenue Bonds (State
                                                University Educational Facilities):
                  BBB+      Baa1       5,500       5.50% due 5/15/2026                                                 5,165
                  BBB+      Baa1       6,735       Refunding, Series B, 7.375% due 5/15/2014                           7,363
                  BBB+      Baa1       2,000       Refunding, Series B, 7% due 5/15/2016                               2,142
                  BBB+      Baa1       6,500       Series A, 7.50% due 5/15/2013                                       7,835
                  A         Aa        21,500    New York State Environmental Facilities Corporation,
                                                PCR (State Water Revolving Fund), Series E, 6.50% due 6/15/2014       23,078
                                                New York State Local Government Assistance Corporation:
                  A         A          6,000       Series A, 7% due 4/01/2002 (j)                                      6,784
                  AAA       Aaa       10,150       Series B, 7.50% due 4/01/2001 (j)                                  11,538
                  A         A         10,000       Series C, 6.25% due 4/01/2018                                      10,479
                  AAA       Aaa        5,000       Series D, 7% due 4/01/2002 (j)                                      5,671
                                                New York State Medical Care Facilities, Finance Agency
                                                Revenue Bonds (New York Hospital Mortgage), Series A (b) (c):
                  AAA       Aaa        8,400       6.75% due 8/15/2014                                                 9,275
                  AAA       Aaa        9,100       6.80% due 8/15/2024                                                10,123
                  BBB       Baa1      10,000    New York State Urban Development Corporation Revenue
                                                Bonds (Correctional Capital Facilities), Series 6,
                                                5.375% due 1/01/2025                                                   9,234
                  A+        Aa         1,000    Triborough Bridge and Tunnel Authority, New York,
                                                General Purpose Revenue Bonds, Series X, 6.50% due
                                                1/01/2019                                                              1,079


North             A1+       NR*        1,000    Raleigh-Durham, North Carolina, Airport Authority,
Carolina--0.1%                                  Special Facilities Revenue Refunding Bonds
                                                (American Airlines), VRDN, Series B, 4.25% due 11/01/2015 (a)          1,000


North Dakota--    AAA       Aaa        4,000    Fargo, North Dakota, Health System Revenue Refunding
0.3%                                            Bonds (Meritcare Obligated Group), Series A,
                                                5.375% due 6/01/2027 (f)                                               3,758

Ohio--2.3%        AAA       Aaa       12,000    Cleveland, Ohio, Public Power System Revenue Bonds,
                                                First Mortgage, Series A, 7% due 11/15/2004 (f) (j)                   14,034
                  NR*       VMIG1++      500    Cuyahoga County, Ohio, Hospital Revenue Improvement Bonds
                                                (Cleveland University Hospital), VRDN, 4.20% due 1/01/2016 (a)           500
                                                Ohio HFA, S/F Mortgage Revenue Bonds, AMT (i):
                  AAA       Aaa        9,550       RIB, Series B-4, 9.849% due 3/31/2031 (k)                          10,469
                  AAA       NR*        2,055       Series B, 8.25% due 12/15/2019                                      2,172
                  AAA       NR*        4,295       Series C, 7.85% due 9/01/2021                                       4,550
                  BB        Ba2        1,300    Ohio State Air Quality Development Authority, Revenue
                                                Refunding Bonds (Cleveland Electric Illuminating
                                                Company), 7.70% due 8/01/2025                                          1,408


Pennsylvania--    A1        VMIG1++    1,620    Allegheny County, Pennsylvania, Hospital Development
4.7%                                            Authority Revenue Bonds (Presbyterian Health
                                                Center), VRDN, Series B, 3.90% due 3/01/2020 (a) (f)                   1,620
                  A1        NR*        8,000    Emmaus, Pennsylvania, General Authority Revenue Bonds,
                                                VRDN, Sub-Series C-8, 4.20% due 3/01/2024 (a)                          8,000
                  BBB-      Baa       12,500    Pennsylvania Convention Center Authority, Revenue
                                                Refunding Bonds, Series A, 6.75% due 9/01/2019                        13,483
                                                Pennsylvania HFA, Refunding:
                  AAA       Aaa        7,850       (Rental Housing), 6.50% due 7/01/2023 (l)                           8,108
                  AA        Aa         8,800        RIB, AMT, Series 1991-31C, 9.964% due 10/01/2023 (k)               9,746
                  AAA       Aaa       10,000    Pennsylvania State Higher Education Assistance Agency,
                                                Student Loan Revenue Bonds, RIB, AMT, 9.54% due
                                                9/03/2026 (c) (k)                                                     11,475
                  NR*       NR*        5,970    Pennsylvania State Higher Educational Facilities Authority,
                                                College and University Revenue Bonds (Eastern College), Series B,
                                                8% due 10/15/2025                                                      6,341
                  A1+       NR*        1,200    Pennsylvania State Higher Educational Facilities Authority,
                                                Revenue Refunding Bonds (Carnegie Mellon University),
                                                VRDN, Series C, 4.25% due 11/01/2029 (a)                               1,200
                  AAA       Aaa        4,800    Pittsburgh, Pennsylvania, Water and Sewer Authority, Water
                                                and Sewer System Revenue Refunding Bonds, Series A, 6.75%
                                                due 9/01/2001 (e) (j)                                                  5,341
                  AAA       Aaa        2,500    York County, Pennsylvania, Hospital Authority Revenue Bonds
                                                (York Hospital), 7% due 1/01/2001 (c) (j)                              2,772


Rhode Island--    AAA       Aaa        5,250    Rhode Island Depositors Economic Protection Corporation,
0.4%                                            Special Obligation Bonds, Series A, 6.95% due 8/01/2002 (j)            5,946


South Dakota--    AAA       Aa1        9,085    South Dakota HDA, Homeownership Mortgage, Series A,
0.7%                                            7.15% due 5/01/2027                                                    9,545


Tennessee--0.8%   NR*       NR*       10,000    Knox County, Tennessee, Health, Educational and
                                                Housing Facilities Board, Hospital Facilities Revenue
                                                Bonds (Baptist Health System of East Tennessee),
                                                8.60% due 4/15/1999 (j)                                               11,093

Texas--12.6%                                    Brazos River Authority, Texas, PCR (Texas Utilities
                                                Electric Company Project), AMT, Series A:
                  BBB+      Baa2       2,095       8.25% due 1/01/2019                                                 2,254
                  BBB+      Baa2      18,150       7.875% due 3/01/2021                                               19,923
                  A-        A2        12,350    Brazos River Authority, Texas, Revenue Refunding
                                                Bonds (Houston Light and Power), Series 1989-A,
                                                7.625% due 5/01/2019                                                  13,335
                  BBB       Baa1       7,250    Gulf Coast Waste Disposal Authority, Texas, Revenue
                                                Bonds (Champion International Corporation), AMT,
                                                7.45% due 5/01/2026                                                    7,822
                  AA        Aa        19,000    Harris County, Texas, Health Facilities Development
                                                Corporation, Health Care  System Revenue Bonds
                                                (Sisters of Charity), 7.10% due 7/01/2021                             20,638
                                                Harris County, Texas, Health Facilities Development
                                                Corporation, Hospital Revenue Bonds:
                  AAA       Aaa       20,000       (Herman Hospital Project), 6.375% due 10/01/2024 (f)               21,326
                  A1+       NR*        6,000       (Methodist Hospital), VRDN, 4.25% due 12/01/2025 (a)                6,000
                  AA        Aa        12,470       (Saint Luke's Episcopal Hospital Project), Series A,
                                                   6.75% due 2/15/2021                                                13,275
                  AAA       Aaa       11,100    Harris County, Texas, Toll Road Revenue Bonds, Senior
                                                Lein, Series A, 6.375% due 8/15/2024 (f)                              12,032
                  AAA       Aaa       10,000    Houston, Texas, Water and Sewer System Revenue Refunding
                                                Bonds, Junior Lien,  Series A, 6.20% due 12/01/2023 (f)               10,538
                  BB        Ba1        8,095    Jefferson County, Texas, Health Facilities Development
                                                Corporation, Hospital Revenue Bonds (Baptist Healthcare System
                                                Project), 8.875% due 6/01/2021                                         8,563
                                                North Central Texas, Health Facilities Development Corporation
                                                Revenue Bonds:
                  AA        Aa        12,000       (Baylor University Medical Center), INFLOS, Series A,
                                                   9.949% due 5/15/2001 (j) (k)                                       14,505
                  AAA       Aaa        5,000       Refunding (Presbyterian Healthcare), Series B, 5.50%
                                                   due 6/01/2021 (f)                                                   4,856
                  BB        Ba         6,500    Odessa, Texas, Junior College District, Revenue Refunding
                                                Bonds, Series A, 8.125% due 12/01/2018                                 7,010
                  A1        VMIG1++      100    Sabine River Authority, Texas, PCR, Refunding (Texas
                                                Utilities Project), VRDN, Series A, 4.25% due
                                                3/01/2026 (a) (c)                                                        100
                  A+        Aa         5,545    Texas Housing Agency, Residential Development Mortgage
                                                Revenue Bonds, Series A, 7.50% due 7/01/2015 (i)                       5,901
                  AA        Aa         4,440    Texas State Veterans Housing Assistance  (Fund II), AMT,
                                                UT, Series A, 7% due 12/01/2025                                        4,680
                  AAA       Aa1        9,500    Texas Water Development Board Revenue, State Revolving
                                                Fund, Senior-Lien, Series B, 5.125% due 7/15/2018                      9,018

SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
                  Municipal Bonds                                                                         National Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Utah--1.1%        AA        NR*      $13,250    Weber County, Utah, Municipal Building Authority, Lease
                                                Revenue Bonds, 7.50% due 12/15/2019                              $    15,495


Virginia--1.5%    AAA       Aaa       20,000    Prince William County, Virginia, Service Authority, Water
                                                and Sewer System, Revenue Refunding Bonds, 5% due 7/01/2021 (e)       18,164
                  AA+       Aa1        4,000    Virginia State HDA, Commonwealth Mortgage, Series A, 7.15%
                                                due 1/01/2033                                                          4,148


Washington--3.3%  AAA       NR*       18,070    Washington State Housing Finance Commission, S/F Mortgage
                                                Revenue Refunding Bonds, AMT, Series E, 7.10% due 7/01/2022 (g)       18,875
                                                Washington State Public Power Supply System, Revenue Refunding
                                                Bonds (Nuclear Project No. 1):
                  AA-       Aaa       11,000       Series A, 6.875% due 7/01/2001 (j)                                 12,215
                  AA-       Aa1       15,500       Series A, 6.50% due 7/01/2015                                      16,219


West Virginia--   NR*       NR*        4,000    Upshur County, West Virginia, Solid Waste Disposal
0.9%                                            Revenue Bonds (TJ International Project), AMT,
                                                7% due 7/15/2025                                                       4,162
                  AA+       Aa1        8,400    West Virginia State, Housing Development Fund, Housing
                                                Finance, Series D, 7.05% due 11/01/2024                                8,860


Wisconsin--2.4%   AA        Aa         4,925    Wisconsin Housing and EDA, Home Ownership Revenue Bonds,
                                                Series A, 7.10% due 3/01/2023                                          5,190
                                                Wisconsin Housing and EDA, Housing Revenue Bonds:
                  A         A1         5,400       Series B, 7.05% due 11/01/2022                                      5,703
                  A         A1         5,105       Series C, 7% due 5/01/2015                                          5,392
                                                Wisconsin State Health and Educational Facilities Authority
                                                Revenue Bonds, Series B:
                  AAA       Aaa        5,500       (Novus Health Group), 6.75% due 12/15/2020 (f)                      6,037
                  AAA       Aaa       11,400       (Wausau Hospitals Inc.), 6.70% due 8/15/2020 (c)                   12,246


                  Total Investments (Cost--$1,321,899)--98.0%                                                      1,416,687

                  Variation Margin on Financial Futures Contracts--0.0%++++                                             (750)

                  Other Assets Less Liabilities--2.0%                                                                 28,970
                                                                                                                 -----------
                  Net Assets--100.0%                                                                             $ 1,444,907
                                                                                                                 ===========

                  (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1996.
                  (b)FHA Insured.
                  (c)AMBAC Insured.
                  (d)BIG Insured.
                  (e)FGIC Insured.
                  (f)MBIA Insured.
                  (g)GNMA/FNMA Collateralized.
                  (h)FSA Insured.
                  (i)GNMA Collateralized.
                  (j)Prerefunded.
                  (k)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1996.
                  (l)FNMA Collateralized.
                    *Not Rated.
                   ++Highest short-term rating issued by Moody's Investors Service, Inc.
                 ++++Financial futures contracts purchased as of December 31, 1996 were as follows:

                     Number of                                  Expiration      Value
                     Contracts     Issue                           Date       (Note 1a)
                        600    US Treasury Bonds                March 1997   $67,575,000

                     Total Financial Futures Contracts Purchased
                     (Total Contract Price--$69,303,750)                     $67,575,000
                                                                             ===========


                     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                  Municipal Bonds                                                                 Limited Maturity Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Alabama--0.2%     A1+       NR*      $ 1,000    Birmingham, Alabama, Medical Clinic Board Revenue
                                                Bonds (U.A.H.S.F.), VRDN, 4.35% due 12/01/2026 (b)                $    1,000


Arizona--1.6%     A1+       VMIG1++    2,200    Maricopa County, Arizona, IDA, Hospital Facility Revenue
                                                Bonds (Samaritan Health Service Hospital), VRDN, Series B-2,
                                                4.20% due 12/01/2008 (b) (d)                                           2,200
                  AAA       Aaa        5,000    Phoenix, Arizona, Airport Revenue Refunding Bonds,
                                                Series A, 5.55% due 7/01/2000 (d)                                      5,198


Arkansas--0.9%    NR*       Aa         4,000    Arkansas State, Student Loan Authority Revenue Bonds,
                                                AMT, Senior Series A-1, 5.50% due 12/01/1998                           4,080


California--3.1%  NR*       Aa3        3,500    California Pollution Control Financing Authority,
                                                Resource Recovery Revenue Bonds (Honey Lake Power
                                                Project), VRDN, AMT, 4.20% due 9/01/2018 (b)                           3,500
                  NR*       VMIG1++   11,125    San Joaquin County, California, TRAN, GO, 4.50% due 1/15/1998         11,208


Connecticut--     AAA       Aaa        2,160    Bridgeport, Connecticut, Refunding, GO, UT, Series A,
2.6%                                            4.40% due 9/01/1998 (c)                                                2,174
                  AA-       Aa         2,860    Connecticut State, GO, Series B, 4.50% due 8/15/1999                   2,888
                  NR*       Aa3        3,890    Connecticut State Housing Mortgage Revenue Bonds
                                                (Chestnut Hill Apartments), 4.60% due 4/01/1997                        3,894
                  NR*       NR*        3,250    Waterbury, Connecticut, UT, BAN, 4.65% due 2/19/1997                   3,253


Florida--0.5%     NR*       VMIG1++    2,200    Jacksonville, Florida, Health Facilities Authority,
                                                Hospital Revenue Refunding Bonds (Genesis Rehabilitation
                                                Hospital), VRDN, 4.25% due 5/01/2021 (b)                               2,200


Georgia--5.1%     A+        NR*        6,410    Burke County, Georgia, Development Authority, PCR,
                                                Refunding (Oglethorpe Power Corporation), (Plant Vogtle Project),
                                                Series B, 3.95% due 1/01/1999                                          6,363
                  AAA       Aaa        4,000    Georgia Muncipal Electric Authority, General Power Revenue
                                                Refunding Bonds,  Series D, 6% due 1/01/2000 (c)                       4,188
                                                Georgia State, GO:
                  AA+       Aaa        5,000       Series C, 6.50% due 7/01/1999                                       5,295
                  AA+       Aaa        7,500       UT, Series D, 7% due 11/01/1999                                     8,084

Illinois--10.9%   AA-       NR*       10,000    Chicago, Illinois, Board of Education, COP (School Reform
                                                Equipment Acquisition), 4.60% due 12/01/1999                          10,051
                  AAA       Aaa        4,120    Chicago, Illinois, Public Commerce Building Revenue Bonds
                                                (Chicago Board of Education), Series A, 7.75% due 1/01/1999
                                                (a) (e)                                                                4,484
                                                Chicago, Illinois, School Financing Authority:
                  AA-       Baa1       5,000       7.25% due 6/01/1998                                                 5,121
                  AAA       Aaa        4,500       Refunding, Series A, 5.80% due 6/01/1999 (e)                        4,656
                  AAA       Aaa        3,000    Cook County, Illinois, High School District No. 205,
                                                Revenue Refunding Bonds (Thorton Township), UT, 5.60% due
                                                6/01/1998 (e) (f)                                                      3,073
                  AA        Aa1       11,425    Cook County, Illinois, Township High School District No. 211
                                                (Palatine & Schaumb), 4.25% due 12/01/1998                            11,485
                  NR*       VMIG1++    1,000    Illinois Health Facilities Authority Revenue Bonds (Resurrection
                                                Health Care System), 4.20% due 5/01/2011                               1,000
                                                Illinois State Refunding, GO, UT:
                  AA-       A1         4,600       3.90% due 12/01/1998                                                4,585
                  AAA       Aaa        3,500       5.125% due 12/01/1999 (e)                                           3,590
                  A1+       VMIG1++    3,100    Southwestern Illinois Development Authority, Solid Waste
                                                Disposal Revenue Bonds (Shell Oil Co.--Wood River Project),
                                                VRDN, AMT, 4.35% due 4/01/2022 (b)                                     3,100


Iowa--0.3%        A1+       NR*        1,400    Iowa Finance Authority, Solid Waste Disposal Revenue Bonds
                                                (Cedar River Paper Company Project), VRDN, AMT, Series A,
                                                4.30% due 6/01/2024 (b)                                                1,400
Louisiana--5.3%   A1+       VMIG1++    5,000    Louisiana State Recovery District, Sales Tax Revenue Bonds,
                                                4.25% due 7/01/1998 (d) (f)                                            5,027
                  AAA       Aaa       19,230    Louisiana State Refunding, GO, Series A, 5.50% due 8/01/1998 (e)      19,691


Massachusetts--   AAA       Aaa        2,005    Massachusetts State Health and Educational Facilities
4.4%                                            Authority Revenue Bonds (New England Medical
                                                Center Hospitals), Series G, 3.80% due 7/01/1997 (d)                   2,008
                  NR*       NR*        3,465    Massachusetts State Industrial Finance Agency, Industrial
                                                Revenue Refunding Bonds (New England Biolabs), VRDN, AMT,
                                                4.15% due 3/01/2016 (b)                                                3,465
                  A+        A1         5,000    Massachusetts State Refunding, GO, Series A, 5.50% due 7/01/1999       5,156
                  A-        A1        10,160    New England Education Loan Marketing Corporation Refunding
                                                Bonds (Massachusetts Student Loan), Series D, 4.75% due 7/01/1998     10,227

SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
                  Municipal Bonds                                                                 Limited Maturity Portfolio

                  S&P       Moody's    Face                                                                           Value
STATE             Ratings   Ratings   Amount    Issue                                                               (Note 1a)
Michigan--4.7%    AA        Aa      $  4,410    Ann Arbor, Michigan, School District, Public Schools
                                                Refunding Bonds, UT, 4.75% due 5/01/2000                          $    4,476
                  NR*       P1         1,700    Delta County, Michigan, Economic Development Corp.,
                                                Environmental Improvement Revenue Bonds
                                                (Mead Escambia Paper), DATES, Series F, 4.15% due
                                                12/01/2013 (b)                                                         1,700
                  AAA       Aaa        8,000    Detroit, Michigan, Distributable State Aid, 7.20% due
                                                5/01/1999 (a) (c)                                                      8,686
                  AA-       A1         6,000    Michigan State Building Authority, Revenue Refunding Bonds,
                                                Series I, 5.80% due 10/01/1998                                         6,185
                  NR*       VMIG1++      800    Michigan State Strategic Fund, Solid Waste Disposal Revenue
                                                Bonds (Grayling Generating Project), VRDN, AMT, 4.25% due
                                                1/01/2014 (b)                                                            800


Minnesota--0.7%   AAA       Aaa        3,085    Minnesota State, HFA (Rental Housing), Refunding, Series D,
                                                4.50% due 8/01/1999 (d)                                                3,103


Mississippi--     NR*       Aaa       10,000    Mississippi Higher Education Assistance Corporation, Student
2.4%                                            Loan Revenue Bonds, AMT, Series B, 4.80% due 9/01/1998                10,081
                  NR*       P1         1,000    Perry County, Mississippi, PCR, Refunding (Leaf River Forest
                                                Project), VRDN, 4.20% due 3/01/2002 (b)                                1,000


Nebraska--1.3%    A+        A1         6,250    Nebraska Public Power District Revenue Bonds (Consumer Public
                                                Power District), 4.90% due 7/01/1998                                   6,335


New Jersey--2.3%  A         A1         2,000    Camden County, New Jersey, Improvement Authority, Solid
                                                Waste Disposal, Revenue Refunding Bonds (Landfill Project),
                                                4% due 7/01/1997                                                       2,005
                  NR*       NR*        3,000    New Jersey State EDA, Economic Growth Revenue Bonds (Greater
                                                Mercer County), VRDN, Series C, 4.25% due 11/01/2011 (b)               3,000
                  AAA       Aaa        5,715    New Jersey State Educational Facilities Authority Revenue
                                                Bonds (Higher Education Facilities Trust Fund), Series A,
                                                5.125% due 9/01/1999 (c)                                               5,854

New Mexico--1.1%  A1+       P1         4,930    Farmington, New Mexico, PCR, Refunding (Arizona
                                                Public Service Co.), VRDN, Series B, 4.20% due 9/01/2024 (b)           4,930


New York--5.5%    A+        Aa         4,550    Municipal Assistance Corporation, Refunding, Series E,
                                                5.50% due 7/01/2000                                                    4,721
                                                New York State Dormitory Authority Revenue Bonds
                                                (Consolidated City University System), Series A:
                  BBB       Baa1       6,675       4.50% due 7/01/1998                                                 6,693
                  BBB       Baa1      10,885       4.75% due 7/01/1999                                                10,931
                  AAA       Aaa        3,000    New York State Dormitory Authority Revenue Bonds
                                                (State University Educational), Series A, 7.125% due
                                                5/15/1999 (a)                                                          3,259


North             A1+       NR*        1,100    Raleigh--Durham, North Carolina, Airport Authority,
Carolina--0.2%                                  Special Facility Revenue Refunding Bonds (American
                                                Airlines), VRDN, Series B, 4.25% due 11/01/2015 (b)                    1,100


Ohio--11.9%       AAA       Aaa        2,000    Cincinnati, Ohio, City School District, TAN, Series B,
                                                5% due 12/01/1998 (c)                                                  2,038
                  NR*       Aaa        6,000    Cincinnati, Ohio, Student Loan Funding Corporation,
                                                Student Loan Revenue Refunding Bonds, AMT, Series C,
                                                5.70% due 7/01/1999                                                    6,160
                  NR*       Aa1        6,000    Franklin County, Ohio, Hospital Revenue Refunding Bonds
                                                (US Health Corp.), Series B, 4.50% due 6/01/2000                       5,996
                  NR*       VMIG1++    3,500    Miami Valley, Ohio, Regional Transport Authority, (Capital
                                                Facilities), BAN, 4.75% due 4/15/1997                                  3,513
                                                Ohio State Air Quality Development Authority, Revenue Refunding
                                                Bonds (Ohio Edison Project), Series A:
                  A1+       VMIG1++    7,500       3.95% due 2/01/1997                                                 7,500
                  A1+       VMIG1++    7,000       4.35% due 8/01/1997                                                 7,002
                  NR*       Aaa        6,700    Ohio State Building Authority, Correctional Facilities,
                                                Series A, 7.35% due 8/01/1999 (a)                                      7,346
                  AAA       Aa1       12,400    Ohio State Highway, GO, Series V, 4.70% due 5/15/2000                 12,581
                  AAA       Aaa        3,500    Ohio State Public Facilities Commission, Higher Education
                                                Capital Facilities, Series II-A, 4.375% due 11/01/1999 (d)             3,519


Oklahoma--0.5%    AA        Aa         2,400    Tulsa, Oklahoma, GO, UT, 5.125% due 5/01/1999                          2,456


Pennsylvania--    A1+       P1         4,000    Beaver County, Pennsylvania, IDA, PCR, Refunding (Ohio
3.0%                                            Edison Co.), Series A, 4.30% due 10/01/1997 (a)                        4,025
                  A1+       NR*        1,100    Geisinger Authority, Pennsylvania, Health Systems Revenue
                                                Bonds, VRDN, Series B, 4.25% due 7/01/2022 (b)                         1,100
                  AAA       Aaa        8,675    Pennsylvania State Refunding Bonds, GO, UT, 5.25% due
                                                11/15/1998 (e)                                                         8,883

South             NR*       VMIG1++    3,000    Orangeburg County, South Carolina, Solid Waste
Carolina--2.7%                                  Disposal Facilities Revenue Bonds (South Carolina
                                                Electric & Gas), VRDN, AMT, 4.30% due 11/01/2024 (b)                   3,000
                  AAA       Aaa        9,570    Piedmont Municipal Power Agency, South Carolina, Electric
                                                Revenue Refunding Bonds, Series B, 5% due 1/01/2000 (d)                9,732


Tennessee--2.6%   AA        NR*       11,885    Clarksville, Tennessee, Public Building Authority, Revenue
                                                Refunding Bonds (Pooled Loan Program), 4.40% due 12/01/1998           11,945


Texas--7.3%       AAA       Aaa        5,140    Beaumont, Texas, Refunding, GO, Series A, 5% due 3/01/2000 (e)         5,242
                                                Brazo, Texas, Higher Education Authority Incorporated,
                                                Student Loan Revenue Refunding Bonds, AMT:
                  NR*       Aaa        2,200       Senior Lien, Series A-2, 5.45% due 6/01/1998                        2,233
                  NR*       Aaa        5,000       Series C-1, 4.75% due 6/01/1997                                     5,017
                  NR*       Aa         5,135       Series C-1, 5.60% due 11/01/1997                                    5,202
                  A1+       NR*        2,600    Harris County, Texas, Health Facilities Development
                                                Corporation, Hospital Revenue Bonds (Saint Luke's Episcopal
                                                Hospital), VRDN, Series C, 4.25% due 2/15/2016 (b)                     2,600
                  AA+       Aa         6,700    Houston, Texas, Independent School District, Public Property
                                                Financial Contractual Obligation, 5% due 7/15/1999                     6,844
                  AAA       Aaa        2,600    Houston, Texas, Water and Sewer Systems Revenue Refunding
                                                Bonds, Junior Lien, Series C, 5.90% due 12/01/1999 (c)                 2,724
                  NR*       Aaa        2,455    Panhandle-Plains, Texas, Higher Education Authority
                                                Incorporated, Student Loan Revenue Refunding Bonds,
                                                Series C, 4.15% due 9/01/1997                                          2,462
                  A+        A1         2,000    Texas Municipal Power Agency, Revenue Refunding Bonds, GO,
                                                Series A, 4.25% due 9/01/1997                                          2,008


Utah--8.2%        NR*       NR*       26,518    Carbon County, Utah, Solid Waste Disposal, Revenue Refunding
                                                Bonds (East Carbon Landfill Project), AMT, 6.04% due 5/01/1997        26,653
                  AAA       Aaa       11,600    Utah State Building and Highway, GO, UT, 4.40% due 7/01/1999          11,715


Virginia--0.8%    AAA       Aa2        1,300    Peninsula Ports Authority, Virginia, Revenue Refunding
                                                Bonds (Port Facility--Shell Oil Company Project), VRDN,
                                                Series A, 4.20% due 12/01/2005 (b)                                     1,300
                  AA        Aa         2,555    Virginia State Transportation Board, Transportation
                                                Contract Revenue Bonds (US Route 58 Corridor), Series B,
                                                5% due 5/15/2000                                                       2,608


Washington--2.6%  AA-       Aa1        4,890    Washington State Public Power Supply System, Revenue
                                                Refunding Bonds (Nuclear Project No. 2), Series A,
                                                3.75% due 7/01/1997                                                    4,892
                  AA        Aa         4,655    Washington State Refunding Bonds, GO, Series R-96B, 5%
                                                due 7/01/1998                                                          4,729
                  AA        Aa         2,285    Washington State Refunding Bonds, Motor Vehicle Fuel Tax,
                                                Series R-96A, 5% due 7/01/1998                                         2,321

Wisconsin--6.6%   NR*       NR*        4,500    Ashland County, Wisconsin, Promissary Notes, GO, 4.25%
                                                due 9/01/1997                                                          4,522
                  NR*       VMIG1++    6,000    Mequon, Wisconsin, BAN, 4.10% due 11/01/1998                           6,001
                  AA+       Aa1        2,085    Milwaukee, Wisconsin, GO, UT, Series F, 5% due 11/15/2000              2,137
                  AA        Aa        11,000    Wisconsin State, GO, Refunding, UT, Series 3, 4.25% due
                                                11/01/1999                                                            11,037
                  AA        Aa         4,385    Wisconsin State, GO, Series C, 5.50% due 5/01/2000                     4,549
                  A         A1         2,795    Wisconsin State Housing and EDA, Housing Revenue Refunding
                                                Bonds, Series C, 4.30% due 11/01/1997                                  2,807


Wyoming--0.2%                                   Uinta County, Wyoming PCR, Refunding (Chevron USA Inc.
                                                Project), VRDN (b):
                  NR*       P1           220       4.15% due 8/15/2020                                                   220
                  NR*       P1           500       4.15% due 12/01/2022                                                  500


                  Total Investments (Cost--$463,803)--99.5%                                                          465,622

                  Other Assets Less Liabilities--0.5%                                                                  2,142
                                                                                                                  ----------
                  Net Assets--100.0%                                                                              $  467,764
                                                                                                                  ==========

                  (a)Prerefunded.
                  (b)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1996.
                  (c)AMBAC Insured.
                  (d)MBIA Insured.
                  (e)FGIC Insured.
                  (f)Escrowed to maturity.
                    *Not Rated.
                   ++Highest short-term rating by Moody's Investors Service, Inc.


                     See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                              Limited
                                                                     Insured             National             Maturity
                    As of December 31, 1996                         Portfolio           Portfolio            Portfolio
Assets:             Investments, at value* (Note 1a)              $2,268,907,675     $1,416,686,830       $  465,622,490
                    Cash                                                 144,163            172,021               43,342
                    Receivables:
                      Interest                                        42,629,066         24,313,204            6,198,774
                      Securities sold                                 26,200,557         25,078,803                   --
                      Capital shares sold                                578,770          3,041,568              254,487
                    Prepaid registration fees and other
                    assets (Note 1e)                                      81,654             50,570               44,693
                                                                  --------------     --------------       --------------
                    Total assets                                   2,338,541,885      1,469,342,996          472,163,786
                                                                  --------------     --------------       --------------


Liabilities:        Payables:
                      Securities purchased                            39,512,923         14,653,624                   --
                      Capital shares redeemed                          7,173,110          3,503,189            2,980,155
                      Dividends to shareholders (Note 1f)              6,828,869          4,309,908            1,063,185
                      Investment adviser (Note 2)                        703,268            582,543              133,892
                      Distributor (Note 2)                               462,345            276,658               20,372
                      Variation margin (Note 1b)                              --            750,000                   --
                    Accrued expenses and other liabilities               472,947            360,241              201,919
                                                                  --------------     --------------       --------------
                    Total liabilities                                 55,153,462         24,436,163            4,399,523
                                                                  --------------     --------------       --------------


Net Assets:         Net assets                                    $2,283,388,423     $1,444,906,833       $  467,764,263
                                                                  ==============     ==============       ==============


Net Assets          Class A Common Stock, $0.10 par value++       $   18,994,780     $    9,462,524       $    3,911,333
Consist of:         Class B Common Stock, $0.10 par value++++          8,434,865          3,849,763              632,324
                    Class C Common Stock, $0.10 par
                    value++++++                                          252,857            182,829                2,263
                    Class D Common Stock, $0.10 par
                    value++++++++                                        614,544            491,459              160,781
                    Paid-in capital in excess of par               2,143,235,853      1,405,052,469          465,987,769
                    Accumulated realized capital losses on
                    investments--net (Note 5)                        (22,171,908)       (67,191,087)          (4,749,951)
                    Unrealized appreciation on
                    investments--net                                 134,027,432         93,058,876            1,819,744
                                                                  --------------     --------------       --------------
                    Net assets                                    $2,283,388,423     $1,444,906,833       $  467,764,263
                                                                  ==============     ==============       ==============

Net Asset           Class A:
Value:                Net assets                                  $1,533,085,839     $  977,602,420       $  388,697,701
                                                                  ==============     ==============       ==============
                      Shares outstanding                             189,947,796         94,625,244           39,113,326
                                                                  ==============     ==============       ==============
                      Net asset value and redemption
                      price per share                             $         8.07     $        10.33       $         9.94
                                                                  ==============     ==============       ==============
                    Class B:
                      Net assets                                  $  680,291,230     $  397,608,975       $   62,853,560
                                                                  ==============     ==============       ==============
                      Shares outstanding                              84,348,645         38,497,625            6,323,238
                                                                  ==============     ==============       ==============
                      Net asset value and redemption
                      price per share                             $         8.07     $        10.33       $         9.94
                                                                  ==============     ==============       ==============
                    Class C:
                      Net assets                                  $   20,403,152     $   18,891,781       $      224,294
                                                                  ==============     ==============       ==============
                      Shares outstanding                               2,528,566          1,828,287               22,634
                                                                  ==============     ==============       ==============
                      Net asset value and redemption
                      price per share                             $         8.07     $        10.33       $         9.91
                                                                  ==============     ==============       ==============
                    Class D:
                      Net assets                                  $   49,608,202     $   50,803,657       $   15,988,708
                                                                  ==============     ==============       ==============
                      Shares outstanding                               6,145,439          4,914,592            1,607,813
                                                                  ==============     ==============       ==============
                      Net asset value and redemption
                      price per share                             $         8.07     $        10.34       $         9.94
                                                                  ==============     ==============       ==============

                    *Identified cost                              $2,134,880,243     $1,321,899,204       $  463,802,746
                                                                  ==============     ==============       ==============
                   ++Authorized shares--Class A                      500,000,000        375,000,000          150,000,000
                                                                  ==============     ==============       ==============
                 ++++Authorized shares--Class B                      375,000,000        375,000,000          150,000,000
                                                                  ==============     ==============       ==============
               ++++++Authorized shares--Class C                      375,000,000        375,000,000          150,000,000
                                                                  ==============     ==============       ==============
             ++++++++Authorized shares--Class D                      500,000,000        375,000,000          150,000,000
                                                                  ==============     ==============       ==============


                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                                                                              Limited
                                                                       Insured            National            Maturity
                    For the Six Months Ended December 31, 1996        Portfolio          Portfolio           Portfolio
Investment          Interest and amortization of premium and
Income              discount earned                               $   70,946,928     $   46,915,487       $   10,587,310
(Note 1d):


Expenses:           Investment advisory fees (Note 2)                  4,257,876          3,479,545              820,561
                    Account maintenance and distribution
                    fees--Class B (Note 2)                             2,685,641          1,518,866              118,813
                    Transfer agent fees--Class A (Note 2)                263,651            182,639               62,950
                    Transfer agent fees--Class B (Note 2)                153,296             93,667               13,227
                    Accounting services (Note 2)                         138,403             76,404               19,943
                    Custodian fees                                       100,680             67,413               25,970
                    Account maintenance and distribution
                    fees--Class C (Note 2)                                80,925             64,823                  281
                    Printing and shareholder reports                      75,225             43,372               16,075
                    Account maintenance fees--Class D (Note 2)            60,166             58,613                8,434
                    Registration fees (Note 1e)                           59,761             62,545                   37
                    Professional fees                                     48,379             36,405               15,927
                    Pricing services                                      17,366             14,693                7,258
                    Directors' fees and expenses                          12,978             10,596                3,373
                    Transfer agent fees--Class D (Note 2)                  8,038              8,629                2,590
                    Transfer agent fees--Class C (Note 2)                  4,835              3,711                   42
                    Other                                                 33,371             11,187                1,515
                                                                  --------------     --------------       --------------
                    Total expenses                                     8,000,591          5,733,108            1,116,996
                                                                  --------------     --------------       --------------
                    Investment income--net                            62,946,337         41,182,379            9,470,314
                                                                  --------------     --------------       --------------


Realized &          Realized gain on investments--net                 19,810,583         10,075,551            1,684,697
Unrealized Gain     Change in unrealized appreciation/
(Loss) on           depreciation on investments--net                  26,889,548         20,809,440              523,240
Investments--Net                                                  --------------     --------------       --------------
(Notes 1b, 1d & 3): Net Increase in Net Assets Resulting
                    from Operations                               $  109,646,468     $   72,067,370       $   11,678,251
                                                                  ==============     ==============       ==============



                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                          Insured Portfolio                   National Portfolio

                                                    For the Six        For the           For the Six          For the
                    Increase (Decrease) in          Months Ended     Year Ended          Months Ended       Year Ended
                    Net Assets:                    Dec. 31, 1996    June 30, 1996       Dec. 31, 1996     June 30, 1996
Operations:         Investment income--net       $   62,946,337    $  131,085,773       $   41,182,379    $   83,697,410
                    Realized gain (loss)
                    on investments--net              19,810,583        (3,897,219)          10,075,551         3,774,748
                    Change in unrealized
                    appreciation/depreciation
                    on investments--net              26,889,548         3,149,618           20,809,440        10,373,235
                                                 --------------    --------------       --------------    --------------
                    Net increase in net assets
                    resulting from operations       109,646,468       130,338,172           72,067,370        97,845,393
                                                 --------------    --------------       --------------    --------------


Dividends &         Investment income--net:
Distributions to      Class A                       (43,966,193)      (92,116,281)         (29,113,389)      (60,489,070)
Shareholders          Class B                       (17,219,221)      (36,347,050)         (10,343,570)      (20,995,504)
(Note 1f):            Class C                          (480,979)         (626,972)            (409,391)         (462,078)
                      Class D                        (1,279,944)       (1,995,470)          (1,316,029)       (1,750,758)
                    Realized gain on
                    investments--net:
                      Class A                                --                --                   --                --
                      Class B                                --                --                   --                --
                      Class C                                --                --                   --                --
                      Class D                                --                --                   --                --
                                                 --------------    --------------       --------------    --------------
                    Net decrease in net assets
                    resulting from dividends
                    and distributions to
                    shareholders.                   (62,946,337)     (131,085,773)         (41,182,379)      (83,697,410)
                                                 --------------    --------------       --------------    --------------


Capital Share       Net decrease in net assets
Transactions        derived from capital
(Note 4):           share transactions             (129,944,628)     (155,203,186)         (26,043,843)      (78,305,357)
                                                 --------------    --------------       --------------    --------------


Net Assets:         Total increase (decrease)
                    in net assets                   (83,244,497)     (155,950,787)           4,841,148       (64,157,374)
                    Beginning of period           2,366,632,920     2,522,583,707        1,440,065,685     1,504,223,059
                                                 --------------    --------------       --------------    --------------
                    End of period                $2,283,388,423    $2,366,632,920       $1,444,906,833    $1,440,065,685
                                                 ==============    ==============       ==============    ==============



                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          Limited Maturity Portfolio

                                                                                        For the Six          For the
                                                                                        Months Ended        Year Ended
                    Increase (Decrease) in Net Assets:                                  Dec. 31, 1996      June 30, 1996
Operations:         Investment income--net                                              $    9,470,314    $   21,711,132
                    Realized gain (loss) on investments--net                                 1,684,697         1,322,566
                    Change in unrealized appreciation/depreciation
                    on investments--net                                                        523,240        (1,526,762)
                                                                                        --------------    --------------
                    Net increase in net assets resulting from operations                    11,678,251        21,506,936
                                                                                        --------------    --------------


Dividends &         Investment income--net:
Distributions to      Class A                                                               (7,951,247)      (18,019,083)
Shareholders          Class B                                                               (1,197,025)       (3,055,609)
(Note 1f):            Class C                                                                   (2,815)          (25,939)
                      Class D                                                                 (319,227)         (610,501)
                    Realized gain on investments--net:
                      Class A                                                                 (665,999)               --
                      Class B                                                                 (108,062)               --
                      Class C                                                                     (293)               --
                      Class D                                                                  (28,170)               --
                                                                                        --------------    --------------
                    Net decrease in net assets resulting from dividends
                    and distributions to shareholders.                                     (10,272,838)      (21,711,132)
                                                                                        --------------    --------------


Capital Share       Net decrease in net assets derived from capital
Transactions        share transactions                                                     (37,792,764)     (176,922,554)
(Note 4):                                                                               --------------    --------------


Net Assets:         Total increase (decrease) in net assets                                (36,387,351)     (177,126,750)
                    Beginning of period                                                    504,151,614       681,278,364
                                                                                        --------------    --------------
                    End of period                                                       $  467,764,263    $  504,151,614
                                                                                        ==============    ==============



                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                    The following per share data
                    and ratios have been derived                              Insured Portfolio
                    from information provided in
                    the financial statements.                                      Class A
                                                For the Six
                    Increase (Decrease) in      Months Ended                    For the Year Ended June 30,
                    Net Asset Value:           Dec. 31, 1996        1996           1995            1994          1993
Per Share           Net asset value, beginning
Operating           of period                   $       7.91   $       7.92   $       7.88   $       8.64   $       8.26
Performance:                                    ------------   ------------   ------------   ------------   ------------
                    Investment income--net               .23            .44            .46            .47            .50
                    Realized and unrealized
                    gain (loss) on
                    investments--net                     .16           (.01)           .18           (.53)           .49
                                                ------------   ------------   ------------   ------------   ------------
                    Total from investment
                    operations                           .39            .43            .64           (.06)           .99
                                                ------------   ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net            (.23)          (.44)          (.46)          (.47)          (.50)
                      Realized gain on
                      investments--net                    --             --           (.14)          (.23)          (.11)
                                                ------------   ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                       (.23)          (.44)          (.60)          (.70)          (.61)
                                                ------------   ------------   ------------   ------------   ------------
                    Net asset value,
                    end of period               $       8.07   $       7.91   $       7.92   $       7.88   $       8.64
                                                ============   ============   ============   ============   ============


Total Investment    Based on net asset
Return:**           value per share                    4.93%+++       5.51%          8.60%         (1.08%)        12.41%
                                                ============   ============   ============   ============   ============


Ratios to Average   Expenses                            .43%*          .43%           .43%           .42%           .42%
Net Assets:                                     ============   ============   ============   ============   ============
                    Investment income--net             5.57%*         5.55%          5.78%          5.53%          5.94%
                                                ============   ============   ============   ============   ============


Supplemental        Net assets, end of period
Data:               (in thousands)              $  1,533,086  $  1,572,835    $  1,706,064   $  1,941,741   $  2,225,188
                                                ============   ============   ============   ============   ============
                    Portfolio turnover                40.21%         78.49%         35.61%         28.34%         43.86%
                                                ============   ============   ============   ============   ============

                    The following per share data
                    and ratios have been derived                              Insured Portfolio
                    from information provided in
                    the financial statements.                                      Class B
                                                For the Six
                    Increase (Decrease) in      Months Ended                    For the Year Ended June 30,
                    Net Asset Value:           Dec. 31, 1996        1996           1995            1994          1993
Per Share           Net asset value,
Operating           beginning of period         $       7.91   $       7.92   $       7.87   $       8.63   $       8.26
Performance:                                    ------------   ------------   ------------   ------------   ------------
                    Investment income--net               .19            .38            .40            .40            .44
                    Realized and unrealized
                    gain(loss) on
                    investments--net                     .16           (.01)           .19           (.53)           .48
                                                ------------   ------------   ------------   ------------   ------------
                    Total from investment
                    operations                           .35            .37            .59           (.13)           .92
                                                ------------   ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net            (.19)          (.38)          (.40)          (.40)          (.44)
                      Realized gain on
                      investments--net                    --             --           (.14)          (.23)          (.11)
                                                ------------   ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                       (.19)          (.38)          (.54)          (.63)          (.55)
                                                ------------   ------------   ------------   ------------   ------------
                    Net asset value,
                    end of period               $       8.07   $       7.91   $       7.92   $       7.87   $       8.63
                                                ============   ============   ============   ============   ============


Total Investment    Based on net asset value
Return:**           per share                          4.53%+++       4.71%          7.91%         (1.81%)        11.44%
                                                ============   ============   ============   ============   ============


Ratios to Average   Expenses                           1.19%*         1.19%          1.19%          1.17%          1.18%
Net Assets:                                     ============   ============   ============   ============   ============
                    Investment income--net             4.81%*         4.80%          5.03%          4.78%          5.17%
                                                ============   ============   ============   ============   ============


Supplemental        Net assets, end of period
Data:               (in thousands)              $    680,291   $    723,090   $    782,748   $    866,193   $    911,307
                                                ============   ============   ============   ============   ============
                    Portfolio turnover                40.21%         78.49%         35.61%         28.34%         43.86%
                                                ============   ============   ============   ============   ============

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS (continued)
                                                                            Insured Portfolio
                                                           Class C                                 Class D
                    The following per share
                    data and ratios have been
                    derived from information
                    provided in the
                    financial statements.    For the       For the  For the Period    For the      For the   For the Period
                                            Six Months   Year Ended  Oct 21, 1994++  Six Months  Year Ended  Oct 21, 1994++
                    Increase (Decrease)   Ended Dec. 31,  June 30,    to June 30,  Ended Dec. 31,  June 30,    to June 30,
                    in Net Asset Value:        1996         1996         1995           1996         1996        1995
Per Share           Net asset value,
Operating           beginning of period      $     7.91   $     7.92   $     7.68    $     7.91   $     7.92  $     7.68
Performance:                                 ----------   ----------   ----------    ----------   ----------  ----------
                    Investment income--net          .19          .38          .27           .22          .42         .29
                    Realized and unrealized
                    gain (loss) on
                    investments--net                .16         (.01)         .38           .16         (.01)        .38
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Total from investment
                    operations                      .35          .37          .65           .38          .41         .67
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Less dividends and
                    distributions:
                      Investment income--net       (.19)        (.38)        (.27)         (.22)        (.42)       (.29)
                      Realized gain on
                      investments--net               --           --         (.14)           --           --        (.14)
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Total dividends and
                    distributions                  (.19)        (.38)        (.41)         (.22)        (.42)       (.43)
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Net asset value,
                    end of period            $     8.07   $     7.91   $     7.92    $     8.07   $     7.91  $     7.92
                                             ==========   ==========   ==========    ==========   ==========  ==========

Total Investment    Based on net asset
Return:**           value per share               4.50%+++     4.65%        8.83%+++      4.80%+++     5.25%       9.24%+++
                                             ==========   ==========   ==========    ==========   ==========  ==========


Ratios to Average   Expenses                      1.25%*       1.24%        1.23%*         .68%*        .68%        .68%*
Net Assets:                                  ==========   ==========   ==========    ==========   ==========  ==========
                    Investment income--net        4.75%*       4.75%        4.93%*        5.32%*       5.31%       5.50%*
                                             ==========   ==========   ==========    ==========   ==========  ==========


Supplemental        Net assets, end of
Data:               period (in thousands)    $   20,403   $   18,936   $    7,756    $   49,608   $   51,772  $   26,015
                                             ==========   ==========   ==========    ==========   ==========  ==========
                    Portfolio turnover           40.21%       78.49%       35.61%        40.21%       78.49%      35.61%
                                             ==========   ==========   ==========    ==========   ==========  ==========



                    The following per share data
                    and ratios have been derived                              National Portfolio
                    from information provided in
                    the financial statements.                                      Class A
                                                For the Six
                    Increase (Decrease) in      Months Ended                    For the Year Ended June 30,
                    Net Asset Value:           Dec. 31, 1996        1996           1995            1994          1993
Per Share           Net asset value,
Operating           beginning of period         $      10.11   $      10.02   $      10.08   $      11.02   $      10.64
Performance:                                    ------------   ------------   ------------   ------------   ------------
                    Investment income--net               .30            .60            .60            .62            .67
                    Realized and unrealized
                    (gain loss) on
                    investments--net                     .22            .09            .15           (.64)           .57
                                                ------------   ------------   ------------   ------------   ------------
                    Total from investment
                    operations                           .52            .69            .75           (.02)          1.24
                                                ------------   ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net            (.30)          (.60)          (.60)          (.62)          (.67)
                      Realized gain on
                      investments--net                    --             --           (.19)          (.30)          (.19)
                      In excess of realized
                      gain on investments--net            --             --           (.02)            --             --
                                                ------------   ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                       (.30)          (.60)          (.81)          (.92)          (.86)
                                                ------------   ------------   ------------   ------------   ------------
                    Net asset value,
                    end of period               $      10.33   $      10.11   $      10.02   $      10.08   $      11.02
                                                ============   ============   ============   ============   ============


Total Investment    Based on net asset
Return:**           value per share                    5.25%+++       6.98%          7.89%          (.47%)        12.19%
                                                ============   ============   ============   ============   ============


Ratios to Average   Expenses                            .56%*          .56%           .56%           .55%           .55%
Net Assets:                                     ============   ============   ============   ============   ============
                    Investment income--net             5.87%*         5.89%          6.01%          5.72%          6.23%
                                                ============   ============   ============   ============   ============


Supplemental        Net assets, end of period
Data:               (in thousands)              $    977,602   $    983,550   $  1,059,440   $  1,203,181   $  1,353,805
                                                ============   ============   ============   ============   ============
                    Portfolio turnover                38.80%         95.09%        103.65%         73.33%         65.43%
                                                ============   ============   ============   ============   ============


                    The following per share data
                    and ratios have been derived                              National Portfolio
                    from information provided in
                    the financial statements.                                      Class B
                                                For the Six
                    Increase (Decrease) in      Months Ended                    For the Year Ended June 30,
                    Net Asset Value:           Dec. 31, 1996        1996           1995            1994          1993
Per Share           Net asset value,
Operating           beginning of period         $      10.11   $      10.02   $      10.07   $      11.02   $      10.63
Performance:                                    ------------   ------------   ------------   ------------   ------------
                    Investment income--net               .26            .52            .52            .54            .59
                    Realized and unrealized
                    gain (loss) on
                    investments--net                     .22            .09            .16           (.65)           .58
                                                ------------   ------------   ------------   ------------   ------------
                    Total from investment
                    operations                           .48            .61            .68           (.11)          1.17
                                                ------------   ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net            (.26)          (.52)          (.52)          (.54)          (.59)
                      Realized gain on
                      investments--net                    --             --           (.19)          (.30)          (.19)
                      In excess of realized
                      gain on investments--net            --             --           (.02)            --             --
                                                ------------   ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                       (.26)          (.52)          (.73)          (.84)          (.78)
                                                ------------   ------------   ------------   ------------   ------------
                    Net asset value,
                    end of period               $      10.33   $      10.11   $      10.02   $      10.07   $      11.02
                                                ============   ============   ============   ============   ============


Total Investment    Based on net asset
Return:**           value per share                    4.85%+++       6.17%          7.28%         (1.39%)        11.45%
                                                ============   ============   ============   ============   ============


Ratios to Average   Expenses                           1.32%*         1.32%          1.32%          1.30%          1.31%
Net Assets:                                     ============   ============   ============   ============   ============
                    Investment income--net             5.11%*         5.13%          5.25%          4.97%          5.46%
                                                ============   ============   ============   ============   ============


Supplemental        Net assets, end of
Data:               period (in thousands)       $    397,609   $    399,341   $    419,933   $    459,169   $    424,071
                                                ============   ============   ============   ============   ============
                    Portfolio turnover                38.80%         95.09%        103.65%         73.33%         65.43%
                                                ============   ============   ============   ============   ============

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
                                                                            National Portfolio
                                                           Class C                                 Class D
                    The following per share
                    data and ratios have been
                    derived from information
                    provided in the
                    financial statements.    For the       For the  For the Period    For the      For the   For the Period
                                            Six Months   Year Ended  Oct 21, 1994++  Six Months  Year Ended  Oct 21, 1994++
                    Increase (Decrease)   Ended Dec. 31,  June 30,    to June 30,  Ended Dec. 31,  June 30,    to June 30,
                    in Net Asset Value:        1996         1996         1995           1996         1996        1995
Per Share           Net asset value,
Operating           beginning of period      $    10.11   $    10.03   $     9.85    $    10.12   $    10.03   $    9.85
Performance:                                 ----------   ----------    ----------    ----------   ----------  ----------
                    Investment income--net          .26          .52          .36           .29          .57         .40
                    Realized and unrealized
                    gain on investments--net        .22          .08          .39           .22          .09         .39
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Total from investment
                    operations                      .48          .60          .75           .51          .66         .79
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Less dividends and
                    distributions:
                      Investment income--net       (.26)        (.52)        (.36)         (.29)        (.57)       (.40)
                      Realized gain on
                      investments--net               --           --         (.19)           --           --        (.19)
                      In excess of
                      realized gain on
                      investments--net               --           --         (.02)           --           --        (.02)
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Total dividends and
                    distributions                  (.26)        (.52)        (.57)         (.29)        (.57)       (.61)
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Net asset value,
                    end of period            $    10.33   $    10.11   $    10.03    $    10.34   $    10.12  $    10.03
                                             ==========   ==========   ==========    ==========   ==========  ==========
Total Investment    Based on net asset
Return:**           value per share               4.82%+++     6.01%        7.97%+++      5.11%+++     6.71%       8.37%+++
                                             ==========   ==========   ==========    ==========   ==========  ==========


Ratios to Average   Expenses                      1.37%*       1.37%        1.37%*         .81%*        .81%        .81%*
Net Assets:                                  ==========   ==========   ==========    ==========   ==========  ==========
                    Investment income--net        5.05%*       5.08%        5.21%*        5.61%*       5.64%       5.78%*
                                             ==========   ==========   ==========    ==========   ==========  ==========

Supplemental        Net assets, end of
Data:               period (in thousands)    $   18,892   $   13,291   $    5,195    $   50,804   $   43,884  $   19,656
                                             ==========   ==========   ==========    ==========   ==========  ==========
                    Portfolio turnover           38.80%       95.09%      103.65%        38.80%       95.09%     103.65%
                                             ==========   ==========   ==========    ==========   ==========  ==========


                    The following per share data
                    and ratios have been derived                          Limited Maturity Portfolio
                    from information provided in
                    the financial statements.                                      Class A
                                                For the Six
                    Increase (Decrease) in      Months Ended                    For the Year Ended June 30,
                    Net Asset Value:           Dec. 31, 1996        1996           1995            1994          1993

Per Share           Net asset value,
Operating           beginning of period         $       9.91   $       9.92   $       9.87   $      10.01   $       9.91
Performance:                                    ------------   ------------   ------------  -------------   ------------
                    Investment income--net               .20            .38            .38            .37            .41
                    Realized and unrealized
                    gain (loss) on
                    investments--net                     .05           (.01)           .05           (.14)           .10
                                                ------------   ------------   ------------  -------------   ------------
                    Total from investment
                    operations                           .25            .37            .43            .23            .51
                                                ------------   ------------   ------------  -------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net            (.20)          (.38)          (.38)          (.37)          (.41)
                      Realized gain on
                      investments--net                  (.02)            --             --             --             --
                                                ------------   ------------   ------------  -------------   ------------
                    Total dividends and
                    distributions                       (.22)          (.38)          (.38)          (.37)          (.41)
                                                ------------   ------------   ------------  -------------   ------------
                    Net asset value,
                    end of period               $       9.94   $       9.91   $       9.92   $       9.87   $      10.01
                                                ============   ============   ============   ============   ============


Total Investment    Based on net asset value
Return:**           per share                          2.47%+++       3.75%          4.53%          2.30%          5.28%
                                                ============   ============   ============   ============   ============


Ratios to Average   Expenses                            .40%*          .44%           .41%           .40%           .41%
Net Assets:                                     ============   ============   ============   ============   ============
                    Investment income--net             3.88%*         3.83%          3.86%          3.68%          4.13%
                                                ============   ============   ============   ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)              $    388,698   $    417,097   $    536,474   $    790,142   $    846,736
                                                ============   ============   ============   ============   ============
                    Portfolio turnover                34.75%         88.32%         37.33%         45.67%         65.43%
                                                ============   ============   ============   ============   ============




                    The following per share data
                    and ratios have been derived                          Limited Maturity Portfolio
                    from information provided in
                    the financial statements.                                      Class B
                                                For the Six                                               For the Period
                    Increase (Decrease) in      Months Ended           For the Year Ended June 30,       Nov. 2, 1992++ to
                    Net Asset Value:           Dec. 31, 1996        1996           1995          1994      June 30, 1993
Per Share           Net asset value,
Operating           beginning of period         $       9.91   $       9.92   $       9.87  $       10.01   $       9.93
Performance:                                    ------------   ------------   ------------  -------------   ------------
                    Investment income--net               .18            .35            .35            .33            .24
                    Realized and unrealized
                    gain (loss) on
                    investments--net                     .05           (.01)           .05           (.14)           .08
                                                ------------   ------------   ------------  -------------   ------------
                    Total from investment
                    operations                           .23            .34            .40            .19            .32
                                                ------------   ------------   ------------  -------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net            (.18)          (.35)          (.35)          (.33)          (.24)
                      Realized gain on
                      investments--net                  (.02)            --             --             --             --
                                                ------------   ------------   ------------  -------------   ------------
                    Total dividends and
                    distributions                       (.20)          (.35)          (.35)          (.33)          (.24)
                                                ------------   ------------   ------------  -------------   ------------
                    Net asset value,
                    end of period               $       9.94   $       9.91   $       9.92   $       9.87   $      10.01
                                                ============   ============   ============   ============   ============


Total Investment    Based on net asset
Return:**           value per share                    2.28%+++       3.37%          4.14%          1.98%          3.26%+++
                                                ============   ============   ============   ============   ============


Ratios to Average   Expenses                            .76%*          .80%           .78%           .76%           .76%*
Net Assets:                                     ============   ============   ============   ============   ============
                    Investment income--net             3.53%*         3.46%          3.50%          3.33%          3.60%*
                                                ============   ============   ============   ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)              $     62,853   $     71,075   $    129,581   $    145,534   $     95,179
                                                ============   ============   ============   ============   ============
                    Portfolio turnover                34.75%         88.32%         37.33%         45.67%         65.43%
                                                ============   ============   ============   ============   ============


                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS (concluded)
                                                                       Limited Maturity Portfolio
                                                           Class C                                 Class D
                    The following per share
                    data and ratios have been
                    derived from information
                    provided in the
                    financial statements.    For the       For the  For the Period    For the      For the   For the Period
                                            Six Months   Year Ended  Oct 21, 1994++  Six Months  Year Ended  Oct 21, 1994++
                    Increase (Decrease)   Ended Dec. 31,  June 30,    to June 30,  Ended Dec. 31,  June 30,    to June 30,
                    in Net Asset Value:        1996         1996         1995           1996         1996        1995
Per Share           Net asset value,
Operating           beginning of period      $     9.88   $     9.92   $     9.83    $     9.91   $     9.93  $     9.83
Performance:                                 ----------   ----------   ----------    ----------   ----------  ----------
                    Investment income--net          .18          .34          .25           .19          .37         .26
                    Realized and unrealized
                    gain (loss) on
                    investments--net                .05         (.04)         .09           .05         (.02)        .10
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Total from investment
                    operations                      .23          .30          .34           .24          .35         .36
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Less dividends and
                    distributions:
                      Investment income--net       (.18)        (.34)        (.25)         (.19)        (.37)       (.26)
                      Realized gain on
                      investments--net             (.02)          --          --           (.02)          --          --
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Total dividends and
                    distributions                  (.20)        (.34)        (.25)         (.21)        (.37)       (.26)
                                             ----------   ----------   ----------    ----------   ----------  ----------
                    Net asset value,
                    end of period            $     9.91   $     9.88   $     9.92    $     9.94   $     9.91  $     9.93
                                             ==========   ==========   ==========    ==========   ==========  ==========


Total Investment    Based on net asset
Return:**           value per share               2.28%+++     2.97%        3.52%+++      2.42%+++     3.55%       3.73%+++
                                             ==========   ==========   ==========    ==========   ==========  ==========


Ratios to Average   Expenses                       .77%*        .80%         .70%*         .50%*        .54%        .53%*
Net Assets:                                  ==========   ==========   ==========    ==========   ==========  ==========
                    Investment income--net        3.51%*       3.41%        3.61%*        3.79%*       3.71%       3.78%*
                                             ==========   ==========   ==========    ==========   ==========  ==========


Supplemental        Net assets, end of
Data:               period (in thousands)    $      224   $       94   $    3,965    $   15,989   $   15,886  $   11,258
                                             ==========   ==========   ==========    ==========   ==========  ==========
                    Portfolio turnover           34.75%       88.32%       37.33%        34.75%       88.32%      37.33%
                                             ==========   ==========   ==========    ==========   ==========  ==========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Insured Portfolio: Where bonds in the Portfolio have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

All Portfolios: Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in futures contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The National and Limited Maturity Portfolios (the "Portfolios") may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution
Agreement and Distribution Plans with Merrill Lynch Funds
Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.


                                        Rate of Advisory Fee

Aggregate of Average Daily                                 Limited
Net Assets of the Three           Insured     National    Maturity
Combined Portfolios              Portfolio   Portfolio    Portfolio

Not exceeding $250 million         .40 %        .50 %       .40 %

In excess of $250 million
but not exceeding $400 million     .375         .475        .375

In excess of $400 million
but not exceeding $550 million     .375         .475        .35

In excess of $550 million
but not exceeding $1.5 billion     .375         .475        .325

In excess of $1.5 billion          .35          .475        .325


Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


            Account Maintenance Fees            Distribution Fees

                                Limited                           Limited
          Insured    National   Maturity   Insured    National    Maturity
         Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio

Class B     .25%      .25%       .15%       .50%        .50%        .20%
Class C     .25%      .25%       .15%       .55%        .55%        .20%
Class D     .25%      .25%       .10%        --          --          --



NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 1996, MLFD earned underwriting discounts and commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                                        Limited
                         Insured         National       Maturity
                        Portfolio       Portfolio      Portfolio

Class A Shares:
MLFD                    $11,989         $ 7,734         $  608
MLPF&S                   84,562          75,350          6,959

Class D Shares:
MLFD                      4,977           5,568            662
MLPF&S                   39,013          47,094          7,759


For the six months ended December 31, 1996, MLPF&S received contingent deferred sales charges of $839,671 relating to transactions in Class B Shares, amounting to $499,400, $305,112 and $35,159 in the Insured, National and Limited Maturity Portfolios, respectively, and $7,376 relating to transactions in Class C Shares, amounting to $2,919, $4,062 and $395 in the Insured, National and Limited Maturity Portfolios, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $358,940 relating to transactions subject to front-end sales charge waivers in Class D Shares, amounting to $180,983 and $177,957 in the Insured and National Portfolios, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLFD, MLFDS, MLPF&S, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 1996 were as follows:


                                     Purchases           Sales

Insured Portfolio                  $865,477,861       $868,397,740
National Portfolio                  532,656,395        565,016,900
Limited Maturity Portfolio          147,628,031        188,345,920



Net realized and unrealized gains (losses) as of December 31, 1996 were as follows:


                                     Realized         Unrealized
Insured Portfolio                     Gains             Gains

Long-term investments             $  19,810,583     $  134,027,432
                                  -------------     --------------
Total                             $  19,810,583     $  134,027,432
                                  =============     ==============


                                     Realized         Unrealized
National Portfolio                Gains (Losses)    Gains (Losses)

Long-term investments             $  11,992,364     $   94,787,626
Financial futures contracts          (1,916,813)        (1,728,750)
                                  -------------     --------------
Total                             $  10,075,551     $   93,058,876
                                  =============     ==============


                                     Realized         Unrealized
Limited Maturity Portfolio            Gains             Gains

Long-term investments             $   1,684,697     $    1,798,877
Short-term investments                       --             20,867
                                  -------------     --------------
Total                             $   1,684,697     $    1,819,744
                                  =============     ==============

As of December 31, 1996 net unrealized appreciation/depreciation for Federal income tax purposes were as follows:


                         Gross            Gross              Net
                       Unrealized       Unrealized        Unrealized
                      Appreciation     Depreciation      Appreciation

Insured Portfolio     $135,212,827     $(1,185,395)      $134,027,432
National Portfolio      97,153,466      (2,365,840)        94,787,626
Limited Maturity
Portfolio                2,169,949        (350,205)         1,819,744


The aggregate cost of investments at December 31, 1996 for Federal income tax purposes was $2,134,880,243 for the Insured Portfolio, $1,321,899,204 for the National Portfolio, and $463,802,746 for the Limited Maturity Portfolio.


4. Capital Share Transactions:
Net decrease on net assets derived from capital share transactions for the six months ended December 31, 1996 and for the year ended June 30, 1996 were $129,944,628 and $155,203,186, respectively, for the Insured Portfolio; $26,043,843 and $78,305,357, respectively for the National Portfolio and $37,792,764 and $176,922,554, respectively for the Limited Maturity Portfolio.

Transactions in capital shares for each class were as follows:


Insured Portfolio

Class A Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         2,457,335  $  19,730,449
Shares issued to shareholders
in reinvestment of dividends        2,440,870     19,550,550
                                -------------  -------------
Total issued                        4,898,205     39,280,999
Shares redeemed                   (13,751,828)  (110,210,523)
                                -------------  -------------
Net decrease                       (8,853,623) $ (70,929,524)
                                =============  =============

Insured Portfolio

Class A Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         5,469,354  $  44,001,252
Shares issued to shareholders
in reinvestment of dividends        4,986,858     40,042,330
                                -------------  -------------
Total issued                       10,456,212     84,043,582
Shares redeemed                   (27,028,706)  (217,178,396)
                                -------------  -------------
Net decrease                      (16,572,494) $(133,134,814)
                                =============  =============


Insured Portfolio

Class B Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         3,173,222  $  25,379,254
Shares issued to shareholders
in reinvestment of dividends        1,165,245      9,328,649
                                -------------  -------------
Total issued                        4,338,467     34,707,903
Automatic conversion of shares       (301,113)    (2,415,646)
Shares redeemed                   (11,151,801)   (89,266,671)
                                -------------  -------------
Net decrease                       (7,114,447) $ (56,974,414)
                                =============  =============


Insured Portfolio

Class B Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                        13,419,351  $ 107,963,983
Shares issued to shareholders
in reinvestment of dividends        2,346,122     18,823,418
                                -------------  -------------
Total issued                       15,765,473    126,787,401
Automatic conversion of shares       (355,991)    (2,835,885)
Shares redeemed                   (22,831,309)  (183,110,029)
                                -------------  -------------
Net decrease                       (7,421,827) $ (59,158,513)
                                =============  =============

Insured Portfolio

Class C Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                           420,142  $   3,367,416
Shares issued to shareholders
in reinvestment of dividends           44,749        358,340
                                -------------  -------------
Total issued                          464,891      3,725,756
Shares redeemed                      (330,374)    (2,653,334)
                                -------------  -------------
Net increase                          134,517  $   1,072,422
                                =============  =============


Insured Portfolio

Class C Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         1,893,607  $  15,225,385
Shares issued to shareholders
in reinvestment of dividends           53,775        431,720
                                -------------  -------------
Total issued                        1,947,382     15,657,105
Shares redeemed                      (532,614)    (4,266,135)
                                -------------  -------------
Net increase                        1,414,768  $  11,390,970
                                =============  =============


Insured Portfolio

Class D Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         4,917,743  $  39,313,101
Automatic conversion of shares        301,113      2,415,646
Shares issued to shareholders
in reinvestment of dividends           79,837        639,773
                                -------------  -------------
Total issued                        5,298,693     42,368,520
Shares redeemed                    (5,697,499)   (45,481,632)
                                -------------  -------------
Net decrease                         (398,806) $  (3,113,112)
                                =============  =============

Insured Portfolio

Class D Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                        14,968,451  $ 120,849,832
Automatic conversion of shares        355,872      2,835,885
Shares issued to shareholders
in reinvestment of dividends          118,797        953,911
                                -------------  -------------
Total issued                       15,443,120    124,639,628
Shares redeemed                   (12,181,923)   (98,940,457)
                                -------------  -------------
Net increase                        3,261,197  $  25,699,171
                                =============  =============



NOTES TO FINANCIAL STATEMENTS (concluded)



National Portfolio

Class A Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         1,486,925  $  15,284,927
Shares issued to shareholders
in reinvestment of dividends        1,401,718     14,364,889
                                -------------  -------------
Total issued                        2,888,643     29,649,816
Shares redeemed                    (5,524,737)   (56,582,228)
                                -------------  -------------
Net decrease                       (2,636,094) $ (26,932,412)
                                =============  =============


National Portfolio

Class A Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         1,874,548  $  19,100,358
Shares issued to shareholders
in reinvestment of dividends        2,851,242     29,021,298
                                -------------  -------------
Total issued                        4,725,790     48,121,656
Shares redeemed                   (13,151,450)  (133,904,005)
                                -------------  -------------
Net decrease                       (8,425,660) $ (85,782,349)
                                =============  =============

National Portfolio

Class B Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         3,021,648  $  30,949,235
Shares issued to shareholders
in reinvestment of dividends          489,813      5,016,590
                                -------------  -------------
Total issued                        3,511,461     35,965,825
Automatic conversion of shares       (187,752)    (1,923,604)
Shares redeemed                    (4,328,028)   (44,324,502)
                                -------------  -------------
Net decrease                       (1,004,319) $ (10,282,281)
                                =============  =============


National Portfolio

Class B Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         6,798,097  $  69,266,670
Shares issued to shareholders
in reinvestment of dividends          964,834      9,817,408
                                -------------  -------------
Total issued                        7,762,931     79,084,078
Automatic conversion of shares       (175,462)    (1,776,371)
Shares redeemed                    (9,989,397)  (101,634,492)
                                -------------  -------------
Net decrease                       (2,401,928) $ (24,326,785)
                                =============  =============


National Portfolio

Class C Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                           612,530  $   6,280,266
Shares issued to shareholders
in reinvestment of dividends           23,162        237,609
                                -------------  -------------
Total issued                          635,692      6,517,875
Shares redeemed                      (121,550)    (1,247,820)
                                -------------  -------------
Net increase                          514,142  $   5,270,055
                                =============  =============

National Portfolio

Class C Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         1,026,234  $  10,483,940
Shares issued to shareholders
in reinvestment of dividends           22,712        231,247
                                -------------  -------------
Total issued                        1,048,946     10,715,187
Shares redeemed                      (252,941)    (2,580,645)
                                -------------  -------------
Net increase                          796,005  $   8,134,542
                                =============  =============


National Portfolio

Class D Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         3,685,164  $  37,686,148
Automatic conversion of shares        187,569      1,923,604
Shares issued to shareholders
in reinvestment of dividends           53,944        553,278
                                -------------  -------------
Total issued                        3,926,677     40,163,030
Shares redeemed                    (3,349,174)   (34,262,235)
                                -------------  -------------
Net increase                          577,503  $   5,900,795
                                =============  =============


National Portfolio

Class D Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                        13,624,624  $ 139,439,739
Automatic conversion of shares        175,315      1,776,371
Shares issued to shareholders
in reinvestment of dividends           74,448        759,889
                                -------------  -------------
Total issued                       13,874,387    141,975,999
Shares redeemed                   (11,497,765)  (118,306,764)
                                -------------  -------------
Net increase                        2,376,622  $  23,669,235
                                =============  =============

Limited Maturity Portfolio

Class A Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         1,313,166  $  13,061,767
Shares issued to shareholders
in reinvestment of dividends and
distributions                         523,239      5,197,563
                                -------------  -------------
Total issued                        1,836,405     18,259,330
Shares redeemed                    (4,812,927)   (47,818,995)
                                -------------  -------------
Net decrease                       (2,976,522) $ (29,559,665)
                                =============  =============


Limited Maturity Portfolio

Class A Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         2,286,543  $  22,746,544
Shares issued to shareholders
in reinvestment of dividends        1,098,806     10,929,822
                                -------------  -------------
Total issued                        3,385,349     33,676,366
Shares redeemed                   (15,364,211)  (152,811,221)
                                -------------  -------------
Net decrease                      (11,978,862) $(119,134,855)
                                =============  =============


Limited Maturity Portfolio

Class B Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                           646,930  $   6,429,113
Shares issued to shareholders
in reinvestment of dividends and
distributions                          88,066        875,177
                                -------------  -------------
Total issued                          734,996      7,304,290
Automatic conversion of shares         (5,121)       (50,800)
Shares redeemed                    (1,577,281)   (15,670,621)
                                -------------  -------------
Net decrease                         (847,406) $  (8,417,131)
                                =============  =============

Limited Maturity Portfolio

Class B Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         1,855,378  $  18,448,441
Shares issued to shareholders
in reinvestment of dividends          196,945      1,959,129
                                -------------  -------------
Total issued                        2,052,323     20,407,570
Automatic conversion of shares         (1,991)       (19,792)
Shares redeemed                    (7,937,046)   (78,947,865)
                                -------------  -------------
Net decrease                       (5,886,714) $ (58,560,087)
                                =============  =============


Limited Maturity Portfolio

Class C Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                            17,368  $     171,902
Shares issued to shareholders
in reinvestment of dividends and
distributions                             297          2,943
                                -------------  -------------
Total issued                           17,665        174,845
Shares redeemed                        (4,550)       (44,929)
                                -------------  -------------
Net increase                           13,115  $     129,916
                                =============  =============



Limited Maturity Portfolio

Class C Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         1,035,202  $  10,296,541
Shares issued to shareholders
in reinvestment of dividends            1,535         15,247
                                -------------  -------------
Total issued                        1,036,737     10,311,788
Shares redeemed                    (1,426,909)   (14,189,010)
                                -------------  -------------
Net decrease                         (390,172) $  (3,877,222)
                                =============  =============

Limited Maturity Portfolio

Class D Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         1,560,782  $  15,510,327
Shares issued to shareholders
in reinvestment of dividends and
distributions                          21,126        209,959
Automatic conversion of shares          5,117         50,800
                                -------------  -------------
Total issued                        1,587,025     15,771,086
Shares redeemed                    (1,581,410)   (15,716,970)
                                -------------  -------------
Net increase                            5,615  $      54,116
                                -------------  -------------


Limited Maturity Portfolio

Class D Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         5,319,786  $  52,931,793
Automatic conversion of shares          1,989         19,792
Shares issued to shareholders
in reinvestment of dividends           32,445        322,874
                                -------------  -------------
Total issued                        5,354,220     53,274,459
Shares redeemed                    (4,886,241)   (48,624,849)
                                -------------  -------------
Net increase                          467,979  $   4,649,610
                                =============  =============

5. Capital Loss Carryforwards:
At June 30, 1996, the Fund had net capital loss carryforwards as follows: Approximately $40,724,000 in the Insured Portfolio, of which $38,085,000 expires in 2003 and $2,639,000 expires in 2004;
approximately $66,385,000 in the National Portfolio, of which $37,909,000 expires in 2003 and $28,476,000 expires in 2004; and
approximately $5,891,000 in the Limited Maturity Portfolio, of which $1,036,000 expires in 1997, $2,787,000 expires in 1998, $22,000 expires in 1999, $25,000 expires in 2002 and $2,021,000 expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.